As filed with the U.S. Securities and Exchange Commission on September 30, 2021

Securities Act File No. 33-19228

Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 139	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 141

(Check appropriate box or boxes)

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike	Rita Rubin
Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Class A, Class C, Class I, and Class R6 shares of Calamos Global Sustainable Equities Fund

CALAMOS INVESTMENT TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 139 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 139 on Form N-1A

Part A – Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibit Index

Exhibits

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

The information in this prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This prospectus is not an offer to sell securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

	CLASS A	CLASS C	CLASS I	CLASS R6
Calamos Global Sustainable Equities Fund	[ ]	[ ]	[ ]	[ ]

Subject to Completion, dated [ ], 2021

Prospectus [       ], 2021

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Calamos Global Sustainable Equities Fund
Other Important Information Regarding Fund Shares
Additional Information About Investment Strategies and Related Risks
Fund Facts
Who manages the Fund?
What classes of shares does the Fund offer?
How can I buy shares?
How can I sell (redeem) shares?
Transaction information
Distributions and taxes
Other Information
Financial Highlights
Appendix
For More Information	back cover

Calamos Global Sustainable Equities Fund

Investment Objective

Calamos Global Sustainable Equities Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. More information about discounts is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page [ ] of the Fund’s prospectus, in the Appendix to this prospectus and “Share Classes and Pricing of Shares” on page [ ] of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A		CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[4.75]	%	[ ]	[ ]	[ ]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	[ ]		1.00%	[ ]	[ ]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[ ]		[ ]	[ ]	[ ]
Distribution and/or Service Fees (12b-1)	0.25%		1.00%	None	None
Other Expenses[1]	[ ]		[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses	[ ]		[ ]	[ ]	[ ]
[Expense Reimbursement][2]	[ ]		[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses After Reimbursement	[ ]		[ ]	[ ]	[ ]

1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through [ ] to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to [ ]%, [ ]% and [ ]% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to [ ]% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. Calamos Advisors LLC’s (“Calamos Advisors”) may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through [ ] only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years
Class A	[ ]	[ ]
Class C	[ ]	[ ]
Class I	[ ]	[ ]
Class R6	[ ]	[ ]

PROSPECTUS | [      ], 2021▐

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, if any) in common stock of companies in developed and emerging markets (including frontier market countries), that have above average growth potential and meet the environmental, social and governance (“ESG”) criteria of Calamos Advisors. The Fund will have a minimum investment in non-U.S. companies, including emerging markets (based on issuing company country of domicile) that will be no less than 40% of the Fund’s market value. The Fund will generally be invested in a minimum of five (5) countries.

Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Foreign (non-U.S.) companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. Foreign securities include American Depositary Receipts (“ADRs”) or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign issuers.

Calamos Advisors utilizes a proprietary ESG rating system, considering both quantitative and qualitative factors, to identify responsible, engaged companies. The team believes that a company’s understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value. Therefore, the team conducts fundamental research to find companies with attractive ESG and financial attributes. In conducting fundamental research, the team combines traditional investment information with proprietary ESG analysis. The team believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The team considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. This philosophy and process results in certain industries and business activities that are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration and are avoided, they are: Agricultural Biotechnology, Alcohol, Animal Testing, Fossil Fuels, Gambling, Metals & Mining, Nuclear Energy, Tobacco and Weapons.

The Fund may invest in companies of any size, and seeks diversification by country and economic sector. The Fund invests primarily in common stocks or ADRs, EDRs and GDRs.

Calamos Advisors may sell stocks for several reasons, including when the stock no longer meets its ESG criteria or when the security declines in value or is overvalued and no longer reflects the investment thesis defined by Calamos Advisors.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

▐CALAMOS FAMILY OF FUNDS

•	Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. Calamos Advisors may determine not to hedge currency risks, even if suitable instruments appear to be available.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

•	Portfolio Selection Risk — The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•	Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•	Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

•	Securities Lending Risk— The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

PROSPECTUS | [     ], 2021▐

•	Sustainability (ESG) Policy Risk - The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the social and environmental standards of Calamos Advisors may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund - positively or negatively - depending on whether such investments are in or out of favor.

Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: https://www.calamos.com/funds/mutual/. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
James Madden	since Fund’s inception	SVP, Co-Portfolio Manager

Anthony Tursich	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page [ ] of the prospectus.

▐CALAMOS FAMILY OF FUNDS

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA

Class I: $1,000,000

Class R6: None

Minimum Additional Investment

Classes A and C: $50

Classes I and R6: None

Buying and Redeeming Class R6 Shares

Class R6 shares are available to employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. You may purchase Class R6 shares from your benefit plan record-keeper or financial intermediary or directly from the Calamos Family of Funds through the Fund’s transfer agent. The purchase and redemption options identified in this prospectus are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

To Place Orders

Please contact your broker, benefit plan record-keeper, or other intermediary, or to place your order directly, contact the Fund’s transfer agent, U.S. Bank Global Fund Services, toll-free at the number noted below for further instructions:

U.S. Bank Global Fund Services

P.O. Box 701 Milwaukee,

WI 53201 Phone: 800.582.6959

Transaction Policies

The Fund’s shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary, depending on how the shares are held. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading, except as otherwise provided herein (see the “Transaction Information – Share Price” section below for more information).

Class I and Class R6 may not be available for purchase directly from the Fund. Please contact us at 800.582.6959 to inquire further about such availability.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Any distributions from a retirement account or 401(k) plan may be taxed as ordinary income when withdrawn from such account or plan. Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS | [     ], 2021▐

Additional Information About Investment Strategies and Related Risks

What are the investment objective and principal strategies for the Fund?

The Fund’s investment objective is long-term capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, if any) in common stock of companies in developed and emerging markets, that have above average growth potential and meet the Calamos Advisors environmental, social and governance (“ESG”) criteria. The Fund will have a minimum investment in non-U.S. companies, including emerging markets (based on issuing company country of domicile) that will be no less than 40% of the Fund’s market value. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. The Fund will generally be invested in a minimum of five (5) countries.

Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Foreign (non-U.S.) companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets.

Calamos Advisors utilizes a proprietary ESG rating system, considering both quantitative and qualitative factors, to identify responsible, engaged companies. The team believes that a company’s understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value. Therefore, the team conducts fundamental research to find companies with attractive ESG and financial attributes. In conducting fundamental research, the team combines traditional investment information with proprietary ESG analysis. The team believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The team considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. This philosophy and process results in certain industries and business activities that are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration and are avoided, they are: Agricultural Biotechnology, Alcohol, Animal Testing, Fossil Fuels, Gambling, Metals & Mining, Nuclear Energy, Tobacco and Weapons.

The Fund may invest in companies of any size, and seeks diversification by country and economic sector. The Fund invests primarily in common stocks or American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

Calamos Advisors may sell stocks for several reasons, including when the stock no longer meets its ESG criteria or when the security declines in value or is overvalued and no longer reflects the investment thesis defined by Calamos Advisors.

Calamos Advisors seeks certain traditional business qualities in each of the companies it considers for the Fund, such as:

•A history of innovation and competitiveness

•Products and services that meet important needs

•Strong market position and the potential for sustained long-term growth

•Above-average business fundamentals with attractive margins

•An ability to manage within ecological limits and to manage environmental risk and opportunity

 Calamos Advisors also considers the following ESG-related criteria to determine if a company should be included in the Fund’s portfolio.

Not all criteria are required for a company to be eligible for the Fund’s portfolio. The criteria Calamos Advisors considers will depend on the data available, will differ from sector to sector and may change over time. The Calamos Advisors investment approach includes principles that establish a high bar and seeks to assure consistency in our decision-making process.

1. Product/Service: (a) life cycle analysis; (b) raw materials use/suppliers; (c) packaging; (d) delivery of product/transportation; (e) recycling/reuse; and (f) energy efficiency.

2. Addressing Ecological Constraints: (a) product/service range and (b) business strategy.

3. Investments: (a) research and development; (b) capital investments; and (c) mergers and acquisitions.

4. Leadership: (a) recognition of diminishing resources and associated business opportunities; (b) CEO and top management commitment; (c) collaboration; and (d) public messages and communication.

5. Environmental Management: (a) written policy; (b) employee awareness; (c) formal environmental management system; and (d) environmental accounting and reporting.

6. Future Risks and Debts: (a) climate change liability; (b) superfund; and (c) spills, TRI releases, compliance and legal proceedings.

7. Factory Level Environmental Improvements: (a) money saved; (b) energy, emissions and waste management; (c) water efficiency; (d) voluntary government programs and industry initiatives; and (e) office-related achievements.

Ecological Limits: Companies shall demonstrate an understanding of the ecological limits that exist for their business and address their specific impact areas through a range of verifiable initiatives.

PROSPECTUS | [    ], 2021▐

Environmental Stewardship: All companies are in a position to protect and preserve the environment and shall have appropriate policies to guide their behavior, as well as a history of appropriate behavior.

Environmental Strategy: Companies shall have strategies for becoming more efficient in their interactions with the environment and show progress toward meaningful goals.

Human Rights & Equality: Companies shall assure that they are not directly, or indirectly through their supply chain, involved in egregious labor practices.

Societal Impacts: Companies shall maintain the values and norms of the communities in which they operate. To guide this behavior, companies must go beyond legal requirements and demonstrate foresight across all business decisions.

Corporate Governance: All companies shall seek to balance the needs of and responsibilities to its stakeholders and strive to maintain a strong corporate culture. Essential to this achievement is a company’s corporate governance structure and policies.

The Fund’s investment objective is non-fundamental and may be changed by a vote of the Fund’s Board, without shareholder approval. There can be no assurance that the Fund will achieve its investment objective.

Principal Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes. If the Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber- attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, “ransomware” that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or Calamos Advisors, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund’s investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether CALAMOS ADVISORS is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. Calamos Advisors cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Recent Market Events. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi- governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates.

▐CALAMOS FAMILY OF FUNDS

The coronavirus disease pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of the coronavirus disease, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries.

While the extreme volatility and disruption that U.S. and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the recent coronavirus outbreak, generally subsided, uncertainty and periods of volatility still remained, and risks to a robust resumption of growth persisted. Federal Reserve policy, including with respect to certain interest rates may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund's performance or impair the Fund's ability to achieve its investment objective.

In June 2016, the United Kingdom approved a referendum to leave the European Union ("EU") ("Brexit"). On March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The EU UK Trade and Cooperation Agreement was ratified by the UK Parliament in December 2020 and by the EU Parliament in April 2021. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is considerable uncertainty about the potential consequences for Brexit, how it will be conducted, the EU UK Trade and Cooperation Agreement, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding, and as this process unfolds, markets may be further disrupted. Given the size and importance of the United Kingdom's economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the EU may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the EU.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

As a result of political and military actions undertaken by Russia, the U.S. and the EU have instituted sanctions against certain Russian officials and companies. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country's credit rating, and a decline in the value and liquidity of Russian securities. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents' assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia's economy. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

PROSPECTUS | [    ], 2021▐

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Currency Risk. To the extent that a Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. Calamos Advisors may determine not to hedge currency risks, even if suitable instruments appear to be available.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk. Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Portfolio Selection Risk. The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact the Fund’s performance. It is possible that the Fund engaging in active and frequent trading may be required to make significant distributions derived from taxable gains, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

▐CALAMOS FAMILY OF FUNDS

Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to CALAMOS ADVISORS on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Sustainability (ESG) Policy Risk. The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Calamos Advisors social and environmental standards may affect a Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of a Fund - positively or negatively - depending on whether such investments are in or out of favor. Additionally, it may be difficult in certain instances for Calamos Advisors to correctly evaluate an issuer’s commitment to ESG practices, and a failure to do so may result in investment issuers with practices that are not consistent with a Fund’s aspirations.

Portfolio security holdings disclosure

A description of the Fund’s policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the statement of additional information and on the Fund’s website, www.calamos.com.

PROSPECTUS | [     ], 2021▐

Fund Facts

Who manages the Fund?

The Fund’s investments are managed by Calamos, 2020 Calamos Court, Naperville, Illinois 60563. On August 31, 2021, Calamos managed approximately $40.6 billion in assets of individuals and institutions. Calamos is a wholly owned subsidiary of Calamos Investments LLC (“CILLC”). Calamos Asset Management, Inc. (“CAM”) is the sole manager of CILLC. As of June 30, 2021, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC (“CPL”) and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and Calamos Family Partners, Inc. (“CFP”). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr.

Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays CALAMOS ADVISORS a fee based on its average daily net assets at the annual rate of [ ], which is accrued daily and paid on a monthly basis.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Fund as a percentage of the average net assets of the particular class of shares to [ ]% for Class A shares, [ ]% for Class C shares, and [ ]% for Class I shares. CALAMOS ADVISORS has contractually agreed to limit the Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to [ ]% less the Fund's annual sub-transfer agency ratio (the aggregate sub- transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of the expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through [ ]. CALAMOS ADVISORS may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

At a meeting held on [ ], the board of trustees unanimously approved the management agreement for the Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Fund will be included in the first shareholder report that covers the period in which the Fund commences operations.

Portfolio Manager

James Madden. James Madden joined CALAMOS ADVISORS on August 24, 2021 as a Senior Vice President and Co-Portfolio Manager. Previously, he was Portfolio Manager at Trillium Asset Management, LLC. Prior to that, he was Chief Investment Officer and Senior Portfolio Manager at Portfolio 21.

Anthony Tursich. Anthony Tursich joined CALAMOS ADVISORS on August 24, 2021 as a Senior Vice President and Co-Portfolio Manager. Previously, he was Chief Investment Officer and Portfolio Manager at Pearl Impact Capital, LLC since 2018. Prior to that, Mr. Tursich was a Partner, Senior Portfolio Manager and member of the Executive Committee at Portfolio 21.

The Fund’s statement of additional information provides additional information about each portfolio manager, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

Management Approach

James Madden and Anthony Tursich are the lead portfolio managers for the Fund. As lead portfolio managers, Messrs. Madden and Tursich have responsibility for allocating the portfolio across the market capitalization spectrum, sectors, and geographies within the portfolio’s eligible investment universe and reviewing the overall composition of the portfolio to ensure compliance with its stated investment objective. Messrs. Madden and Tursich also have access to members of the investment team, each of whom may be at certain times, at the discretion of the lead portfolio managers, allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction.

▐CALAMOS FAMILY OF FUNDS

What classes of shares does the Fund offer?

This prospectus offers four classes of shares: Class A, Class C, Class I and Class R6 shares. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class C, Class I and Class R6 shares lie primarily in their initial and contingent deferred sales charge structures and their distribution and service fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class C shares generally bear a contingent deferred sales charge at the time of redemption. Class A and Class C shares bear distribution and/or service fees. Class I and Class R6 shares do not bear distribution or service fees.

Please see the “How Can I Buy Shares — By Exchange” section of the prospectus for a discussion of the exchange features of the Fund’s share classes.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales charge waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying the purchase for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

The sales charge and contingent deferred sales charge waiver categories described below may not apply to customers purchasing shares of the Fund through any of the financial intermediaries specified in the Appendix to this prospectus. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

The Fund does not provide separate information regarding sale charge discounts on its website, however information regarding sale charge discounts is included the Fund’s prospectus, which can be obtained on Calamos Advisors’ website at www.calamos.com.

Class A Shares

[The offering price for Class A shares is the NAV per share plus an initial sales charge rounded to the nearest whole cent. Due to rounding, the actual sales charge may be more or less than the percentage shown. The maximum sales charge is [    ] of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

[    ]

Class A shares also have a 0.25% distribution (12b-1) fee. See "Distribution and service (Rule 12b-1) plan" for more information about distribution fees.

How can I reduce sales charges for Class A purchases?

As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

Rights of accumulation

You may combine the value, at the current public offering price, of Class A, Class C and Class I shares of the Fund within the CALAMOS FAMILY OF FUNDS already owned and Fidelity Investments Money Market Treasury Portfolio Shares (that were previously acquired by exchange from holdings of other Funds' shares within the CALAMOS FAMILY OF FUNDS — also see additional money market fund details below) with a new purchase of Class A shares of any Fund within the CALAMOS FAMILY OF FUNDS to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

PROSPECTUS | [     ], 2021▐

Letter of Intent

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a Letter of Intent ("LOI"). Under an LOI, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. In addition, the market value of any current holdings in the Calamos Funds (as described and calculated under "Rights of Accumulation" as further noted in the Fund’s prospectus) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the LOI, but the reduced LOI sales charge rate will only apply to purchases made on or after the commencement date of the LOI. The 13-month LOI period commences with your first purchase of shares at the reduced LOI sales charge rate, and this first purchase also acknowledges acceptance of the terms of the LOI. The initial investment must meet the minimum initial purchase requirements. Purchases resulting from the reinvestment of dividends and/or capital gains do not apply towards the fulfillment of the LOI. In all instances, it is the investor's responsibility to notify the Fund, the Fund’s transfer agent and/or their financial advisor of any current holdings in the Calamos Funds that should be counted towards the sales charge reduction (and provide account statements, as needed, for verification purposes) and any subsequent purchases that should be counted towards fulfillment of the LOI. During the term of the LOI, shares representing up to 5% of the indicated LOI amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated LOI amount is not purchased during the term of the LOI, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchases if the total of such purchases had been made at a single time, and CFS reserves the right to redeem escrowed shares from your account if necessary to satisfy this obligation. Any remaining escrowed shares will be released to you. An LOI does not obligate you to buy, or a Fund to sell, the indicated amount of shares. Before submitting and/or signing an LOI, please carefully read and review the LOI provisions found in both this prospectus and the statement of additional information.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Large purchase order

You may purchase the Fund's Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the CALAMOS FAMILY OF FUNDS totals at least $1,000,000. [You may purchase the Fund's Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the CALAMOS FAMILY OF FUNDS totals at least $250,000. Shares purchased at NAV in an account with a value of $[    ] without a sales charge may incur a contingent deferred sales charge of        [     ]% if sold within [       years] after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.] See "Contingent deferred sales charges" for more information about contingent deferred sales charges.

What accounts are eligible for reduced sales charges on Class A shares?

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRA accounts.

For the purpose of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own CALAMOS FAMILY OF FUNDS SHARES. If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

▐CALAMOS FAMILY OF FUNDS

Who may purchase Class A shares without a sales charge?

Any of the following investors may purchase Class A shares of the Fund at NAV, with no initial sales charge:

(a)  any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b)  any investor buying Class A shares by exchanging Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or Fidelity Investments Money Market Treasury Portfolio Shares, if purchases of those shares have previously incurred a sales charge (see "Money market fund" below);

(c)  any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000, except for purchases by such plans made through brokerage relationships in which sales charges are customarily imposed. For purposes of this waiver, eligible accounts and/or plan types do not include SEP IRAs, SAR-SEPs, SIMPLE IRAs, Keogh plans, or individual participant-level 401(k) and/or 403(b) plans;

(d)  any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

(e)  any investor or intermediary platform on behalf of investors, including any investment company, that has entered into an investment advisory agreement or other written arrangements with CALAMOS ADVISORS or its affiliates;

(f)  some insurance company separate accounts not otherwise restricted by Internal Revenue Code Section 817(h);

(g)  any current or retired trustee of the Trust, or other registered investment company where CALAMOS ADVISORS acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h)  any employee of CALAMOS FINANCIAL SERVICES LLC ("CFS" or the "Distributor"), the Fund’s distributor, or its affiliates;

(i)  employees of an entity with a selling group agreement with CFS;

(j)  any member of the immediate family of a person qualifying under (g), (h) or (i) including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships; or

(k)  accounts at any intermediary who have entered into an agreement with CFS to offer shares to self-directed account.

Proceeds of Class A shares redeemed from the Fund within the previous 60 days may be reinvested in Class A shares of the Fund at NAV without a sales charge.

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?

The steps to obtain a breakpoint discount depend on how your account is maintained with the CALAMOS FAMILY OF FUNDS. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor's responsibility to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund’s transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Fund’s statement of additional information, which can be obtained on CALAMOS ADVISORS' website at www.calamos.com.

PROSPECTUS | [     ], 2021▐

If purchasing shares through a financial intermediary, please also see the "Reduced sales charges available through certain financial intermediaries" section for more information.

Conversion to Class I Shares

Certain holders of Class A shares issued by the Fund in the CALAMOS FAMILY OF FUNDS may convert their Class A shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I". Any such conversion is subject to the Fund’s discretion to accept or reject. Shares still subject to a contingent deferred sales charge are not eligible for such conversions — this includes Class A shares originally purchased at net asset value pursuant to the $[ ] purchase order privilege. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I" before any such conversion.

Class C Shares

The offering price for Class C shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase, measured from the first day of the month in which the shares were purchased. No order for Class C shares of any Fund may exceed $[    ].

Automatic Conversion to Class A Shares

Class C shares of the Calamos Funds are eligible for conversion to Class A shares of the same Fund approximately eight years after the date of each original purchase. It is the financial intermediary's responsibility to ensure that the shareholder is credited with the proper holding period. To determine eligibility for conversions in these circumstances, it is the responsibility of the shareholder and/or their financial advisor to notify the Fund, or the financial intermediary through which the shares are held, that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to provide records that substantiate the holding period of Class C shares. It is the financial intermediary's (and not the Fund's) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

The conversion of Class C shares to Class A shares will be on the basis of the NAV per share, without the imposition of the Class A share sales load or any additional sales loads, fees, or other charges. Class C shares of a Fund acquired through the reinvestment of dividends and/or capital gains distributions will convert to Class A shares of the same Fund on a pro rata basis once automatic conversions commence. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A".

Additionally, certain financial intermediaries may implement a conversion holding period of less than eight years, or have additional or differing eligibility requirements than those described in the prospectus. Any such conversion policy is solely the responsibility of the respective financial intermediary to administer and support. Please consult with the financial intermediary through which you hold Fund shares for further information about any such conversion option. However, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers.

▐CALAMOS FAMILY OF FUNDS

Conversion to Class A Shares

Certain holders of Class C shares issued by the Fund may be eligible to convert their Class C shares for Class A shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class A sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class A shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A". Any such conversion is subject to the Fund’s discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class A shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class A" before any such conversion.

Conversion to Class I Shares

Certain holders of Class C shares issued by the Fund may be eligible to convert their Class C shares for Class I shares of the same Fund provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in Class I shares through their financial intermediary in accordance with the criteria set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I". Any such conversion is subject to the Fund’s discretion to accept or reject. In addition, shareholders must have held the Class C shares being converted for a minimum of one year from the date of purchase of those shares. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class C shareholders should contact their financial intermediary for information on the availability of Class I shares, and should read and consider the information set forth in "Fund Facts — What classes of shares does the Fund offer? — Class I" before any such conversion.

Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-advantaged retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, fee-based advisory relationships, and brokerage platforms of firms that have agreements with CALAMOS ADVISORS or its affiliates to offer such shares when acting solely on an agency basis for the purchase or sale of such shares, under certain circumstances. If you transact in Class I shares through a brokerage platform, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

The minimum initial investment required to purchase the Fund's Class I shares is $1 million. There is no minimum subsequent investment requirement. The Fund may reduce or waive the minimum initial investment of $1 million at its sole discretion. The minimum initial investment is waived for current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, and employees of CALAMOS ADVISORS, employees of CFS, or employees of an entity with a selling group arrangement with CFS, and their immediate family members, including a spouse, child, stepchild, parent, stepparents, sibling, grandchild, and grandparent, in each case including in-law and adoptive relationships. It is also waived for clients of CALAMOS ADVISORS or an affiliate thereof who acquire shares of a Fund made available through a mutual fund asset allocation program offered by CALAMOS ADVISORS or an affiliate thereof. Also, the minimum initial investment for Class I shares may be waived or reduced at the discretion of CFS, the Fund’s distributor, including waivers or reductions for purchases made through certain registered investment advisers, fee-based advisory relationships, qualified third party platforms, certain tax-advantaged retirement plans (as further defined above), and brokerage platforms (as described above). Certain holders of Class A and Class C shares issued by the Fund may convert their shares for Class I shares of the Fund provided that they meet certain conditions set forth in this prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A and Class C shares.

Advisory Programs Eligible for Class I Shares

Class I shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries ("Advisory Programs") may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. If a shareholder that holds Class I shares of a Fund no longer participates in an Advisory Program, the Class I shares held by the shareholder may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances. In this case, the shareholder would be subject to ongoing Class A shares' Rule 12b-1 fees to which it was not previously subject. All such exchanges are initiated by the financial intermediary and not the Fund, and the Fund does not have information or oversight with respect to such exchanges. Such exchanges will be on the basis of each Class' NAV per share, without the imposition of any sales charge, fee or other charge.

PROSPECTUS | [     ], 2021▐

Class R6 Shares

The offering price for Class R6 shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class R6 shares. There is no minimum initial investment nor minimum subsequent investment requirement for Class R6 shares. Class R6 shares are available for use by employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. Eligible employer-sponsored retirement and benefit plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan's broker, dealer or other financial intermediary ("financial intermediary") has an agreement with the Fund's Distributor or Calamos Advisors to utilize Class R6 shares in certain investment products or programs ("specified benefit plans"). Class R6 shares are not available to retail or institutional investors that are not specified benefit plans. Class R6 shares are not available to Traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual participant- level 403(b) plans or 529 portfolios.

Reduced sales charges available through certain financial intermediaries

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class. In all instances, it is your responsibility to notify your financial intermediary of any relationship or other facts that may qualify your investment for sales charge reductions or waivers and other features of the class. Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or contingent deferred sales charge waivers or discounts that are applicable to each financial intermediary.

Share Class Conversions

As deemed appropriate and if found to be in the best interest of the shareholders affected, the Fund may make available other share class conversion options, other than those specifically disclosed in this prospectus, at their sole discretion. Holders of a certain share class issued by the Fund may be eligible to convert their shares for another share class of the same Fund provided that they: (1) hold their shares through an institution that has a valid sales agreement, for the share classes involved, with CFS authorizing such a conversion; and (2) are otherwise eligible to invest in the share classes involved through their financial intermediary in accordance with the criteria set forth in this prospectus. Shares still subject to a contingent deferred sales charge are not eligible for such conversions. Share class conversions are not eligible for contingent deferred sales charge waivers. For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Shareholders should contact their financial intermediary for information on share class availability, and should read and consider the corresponding prospectus before any such conversion.

Money market fund

If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of the Fidelity Investments Money Market Treasury Portfolio ("Fidelity Treasury Shares"). Class A, Class C and Class I shares of the Fund may be exchanged for Class III, Class IV and Class I Fidelity Treasury Shares, respectively. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares.

Fidelity Treasury Shares are offered by a separate prospectus and are not offered by the Fund. You may at any time exchange your Fidelity Treasury Shares back into shares of the equivalent class of the CALAMOS FAMILY OF FUNDS. However, should you redeem (and not exchange) your Fidelity Treasury Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Treasury Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Treasury Shares carefully.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Fund. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Closed Fund Policies

The Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

▐CALAMOS FAMILY OF FUNDS

Contingent deferred sales charges

Any contingent deferred sales charge on redemptions of Class A or Class C shares is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the statement of additional information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?

The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge might consider Class C shares. For more information about the share classes available, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Fund?

The minimum initial investment for Class A shares and Class C shares of the Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment for Class A shares and Class C shares is $500 per Fund account. The minimum subsequent investment for Class A shares and Class C shares of any Fund is $50 per Fund account. The minimum initial investment for Class I shares is $1,000,000 per Fund account, with no minimum subsequent investment amount. There is no minimum initial or subsequent investment amount for Class R6 shares. The Fund may waive or reduce the minimum initial or subsequent investment requirement at its sole discretion, including, but not limited to, waivers or reductions for purchases made through any omnibus account or fee-based program of any financial intermediary with whom CALAMOS ADVISORS has entered into an agreement, including, without limitation, profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. There is no minimum initial or subsequent investment amount for Class R6 shares for participants in employer-sponsored retirement and benefit plans.

How can I buy shares?

Class A, C, and I shares

You may buy shares of the Fund by contacting us, your financial advisor, your financial intermediary or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class C, or Class I shares. For more information about the share classes available, please contact the financial intermediary through which you are purchasing Fund shares or call us toll free at 800.582.6959. Please note that financial intermediaries may receive different compensation depending upon which class of shares they sell.

Class R6 shares — Notice to Plan Participants

The purchase and redemption options for Class R6 shares are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services, will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

Benefit plan participants may purchase Class R6 shares only through specified benefit plans. In connection with the purchase, the plan record-keeper or financial intermediary may charge for such services. Specified benefit plans may also purchase Class R6 shares through the Fund's transfer agent, U.S. Bank Global Fund Services. To make direct investments, please call us toll free at 800.582.6959. Specified benefit plans that purchase their shares directly from the Fund must hold their shares in an omnibus account at the benefit plan level. Specified benefit plans will hold Class R6 shares (either directly or through a financial intermediary and/or plan record-keeper) in nominee or street name as the plan's agent. In most cases, the Fund's transfer agent, U.S. Bank Global Fund Services, will have no information with respect to or control over accounts of specific Class R6 shareholders and participants may obtain information about their accounts only through their plan. Class R6 shares are only available through a financial intermediary if the financial intermediary will not receive from Fund assets or the Distributor's or an affiliate's resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 shares. Certificates for Class R6 shares will not be issued.

PROSPECTUS | [     ], 2021▐

All share classes

The offering price for shares will be based on the NAV per share, plus any applicable sales charge, next computed after receipt by the Fund’s transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

[At the discretion of the Fund, an investor may be permitted to purchase shares of the Fund by transferring securities to the Fund that meet the Fund’s investment objective and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund’s net asset value at the time of the next determination of net asset value after such receipt. Shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities after such transfers to the Fund will become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors that are permitted to transfer such securities may be required to recognize a taxable gain on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors’ basis therein but will not be permitted to recognize any loss. The Trust will not accept securities in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund’s investment portfolio and current market quotations are readily available for such securities; and (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act or under the laws of the country in which the principal market for such securities exists, or otherwise.]

We generally do not sell Fund shares to investors residing outside the U.S., District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Generally, each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You generally may buy shares using the following methods:

By mail

You may purchase shares of the Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application, to the Fund’s transfer agent: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the investment stub from your account statement and sending it, along with your check, in the envelope provided with your statement. If you do not have the investment stub, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. All checks must be drawn on a U.S. bank in U.S. funds. To prevent check fraud, the Fund will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. The Fund also will not accept payment in cash, money orders, post-dated checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any check or electronic funds transfer submitted for investment is returned, and the investor will be responsible for any resulting loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take up to 15 calendar days. You may avoid this delay by buying shares with a wire transfer.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding reductions or waivers of sales charges and other features of the share class

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders is based on when the order is received at the transfer agent’s offices.

▐CALAMOS FAMILY OF FUNDS

By telephone

Once you have established a Fund account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account, if this purchase option has been pre-authorized on your Fund account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Fund will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. Generally, if your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the next applicable price calculated on the day your order is placed. To permit telephone purchases, your account must be open for 7 business days, and you must have authorized telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Fund’s transfer agent, in writing along with a voided check or savings account deposit slip, at U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

The Fund may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By wire

You may purchase shares by wiring funds from your bank. To establish and initially fund an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your completed account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your Fund account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA #075000022

Credit:

U.S. Bank Global Fund Services

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(account registration)

(account number)

Before sending any wire, please advise the Fund and its transfer agent of your intent to wire funds by calling us at 800.582.6959. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

When purchasing shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your eligibility to purchase shares may be dependent upon the policies and procedures of your financial intermediary, including those regarding purchase features of the share class.

PROSPECTUS | [     ], 2021▐

By exchange

You may exchange Class A shares of the Fund for Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class III Fidelity Treasury Shares with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class C shares of a Fund for Class C shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class IV Fidelity Treasury Shares with no sales charge, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class III Fidelity Treasury Shares for Class A shares of a Fund without paying a sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class IV Fidelity Treasury Shares for Class C shares of a Fund with no sales charge, if you have previously paid a sales charge on the shares you are exchanging, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class I shares of any Fund for Class I shares of another Fund in the CALAMOS FAMILY OF FUNDS or for Class I Fidelity Treasury Shares with no sales charge. In addition, you may exchange Class I Fidelity Treasury Shares for Class I shares of any Fund, provided you meet the eligibility requirements for Class I shares. See "Money market fund" above. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares. You may exchange Class R6 shares of the Fund for Class R6 shares of another Fund in the CALAMOS FAMILY OF FUNDS, however Class R6 shares offer limited exchange options, as not all of the Funds in the CALAMOS FAMILY OF FUNDS offer Class R6 shares.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Fund. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor's ability to redeem shares of a Fund for cash will not be affected.

By Automatic Investment Plan

If you own shares of the Fund, you may purchase additional shares of that Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest on a regularly scheduled basis, which must be for $50 or more. Your financial institution must be a member of the ACH Network to participate.

If you wish to enroll in this Plan, complete the appropriate form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Fund may terminate or modify this privilege at any time. You may change your investment amount or terminate your participation in the Plan at any time by calling us at 800.582.6959 or by written notice to the transfer agent at least five calendar days prior to the effective date of the next transaction. A request to change bank information for this Plan may require a signature guarantee. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund.

How can I sell (redeem) shares?

Class A, C, and I shares

You may redeem shares of a Fund by contacting us or your financial intermediary. Your financial intermediary may charge for its services. For shares held directly only, you may redeem shares from us directly without any additional charges other than those described below.

Class R6 shares — Notice to Plan Participants

The purchase and redemption options for Class R6 shares are generally available to plan administrators and/or the plans themselves, but not to the individual participants of such plans. Plan participants should contact the financial intermediary and/or plan administrator through which the plan is held for additional information on their respective plan assets and/or how to transact in their respective plan assets, as the Fund's transfer agent, U.S. Bank Global Fund Services, will generally have no information with respect to or control over an individual participant's plan assets. For direct investments, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

▐CALAMOS FAMILY OF FUNDS

You may redeem Class R6 shares of a Fund by contacting us or your financial intermediary and/or plan record-keeper, depending first on how the shares are held. Your financial intermediary or plan record-keeper may charge for its services. For shares held directly only, you may redeem shares from us directly without any additional charges other than those described below.

Retirement plan record-keepers, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund's shares, which may be stricter than those described in this prospectus. You should contact your plan/participant record-keeper or financial intermediary for more information on any additional restrictions, limitations or fees that are imposed in connection with transactions in Fund shares.

Once your written instructions to sell shares of a Fund have been received, you may not cancel or revoke your request. It is, therefore, very important that you call us at 800.582.6959 if you have any questions about the requirements for selling shares before submitting your request.

Class A, C, and I shares

Through your broker-dealer or financial intermediary (certain charges may apply)

Shares held for you in your broker-dealer and/or financial intermediary’s name must be sold through the broker-dealer and/or financial intermediary.

Class R6 shares

Through your financial intermediary or plan/participant record-keeper

Class R6 shares are only available through a financial intermediary if the financial intermediary will not receive from Fund assets or the Distributor's or an affiliate's resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 shares.

Shares held for you in your broker-dealer and/or financial intermediary's name must be sold through the broker-dealer and/or financial intermediary.

Shares held for you in your financial intermediary's or plan/participant record-keeper's name must be sold through the financial intermediary or plan/participant record-keeper. Subject to any restrictions in the applicable specified benefit plan documents, financial intermediaries or plan/participant record-keepers are obligated to transmit redemption orders to the transfer agent promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans, financial intermediaries or plan/participant record-keepers will be responsible for furnishing all necessary documentation to the Fund's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the specified benefit plan, financial intermediary or plan/participant record-keeper as promptly as possible and in any event within seven days after the redemption request is received by the transfer agent in good order.

By writing to the Fund’s transfer agent

When your shares are held for you by the Fund’s transfer agent, you may sell your shares by sending a written request to: U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.	specify the Fund, your Fund account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement accounts, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf.

Shareholders who have an IRA account must indicate on their written request whether or not to withhold federal income tax, as redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

PROSPECTUS | [     ], 2021▐

Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

In all instances, before submitting your written redemption request to the Fund’s transfer agent, you should first contact the Fund’s transfer agent by telephone at 800.582.6959 to insure that you are providing all required documentation, as the status and type of your account and the amount to be redeemed will determine the requirements to be met. Please also see the “Signature Guarantee Program” section below for further details.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of redemption requests is based on when the request is received at the transfer agent’s offices.

By telephone

Unless the telephone redemption options were declined on your original account application, you may elect to redeem your shares by telephone and have proceeds sent by wire, ACH or check to your address of record by calling us at 800.582.6959. With either the telephone redemption by check or ACH options, you may sell up to $50,000 worth of shares per day. There is no dollar limit on redemption proceeds sent by wire when using a pre-authorized “telephone redemption by wire” account option (where a pre-authorized bank record is already on file). For redemption proceeds paid by check, you cannot redeem shares by telephone if you have changed the address of record on your account within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee or other acceptable form of authentication from a financial institution source, along with a voided check or savings account deposit slip for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check or savings account deposit slip to have proceeds deposited directly into your bank account to U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. IRA investors will be asked whether or not to withhold federal income taxes from any distribution. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Fund will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Fund also may record a call, request more information and send written confirmation of telephone transactions. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone instructions only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

During periods of volatile economic and market conditions, you may experience difficulty making a redemption request by telephone, in which case you should make your redemption request in writing. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once you place a telephone transaction request, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

▐CALAMOS FAMILY OF FUNDS

By transmittal from a broker-dealer

Broker-dealers or other sales agents may communicate redemption orders by various means to the Fund’s transfer agent.

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By systematic withdrawal plan

Under the Fund’s Systematic Withdrawal Plan, you may request that a Fund periodically redeem shares having a specified redemption value. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Generally, your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. With respect to any possible contingent deferred sales charge or redemption fee waivers (as further defined in the CALAMOS FAMILY OF FUNDS' Statement of Additional Information), the maximum annual rate at which Class C shares (in their first year following purchase) and Class A shares (applicable to shares purchased at NAV pursuant to the $[        ] purchase order privilege for [        years] after the time of purchase may be redeemed under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge typically is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. Generally, you may modify or terminate your Systematic Withdrawal Plan by calling us at 800.582.6959 or by written notice to the transfer agent received at least five calendar days prior to the effective date of the next withdrawal. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network (which may require a signature guarantee).

When redeeming shares through a financial intermediary, you may not benefit from certain policies and procedures of the Fund as your ability to utilize certain redemption features may be dependent upon the policies and procedures of your financial intermediary, including those regarding redemption features of the share class.

By exchange

You may redeem all or any portion of your shares of the Fund and use the proceeds to purchase shares of any of the other Funds in the CALAMOS FAMILY OF FUNDS or Fidelity Treasury Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See "How can I buy shares? — By exchange" for more information about the exchange privilege. Class R6 shares cannot be exchanged for Fidelity Treasury Shares nor can Fidelity Treasury Shares be exchanged for Class R6 shares. You may exchange Class R6 shares of a Fund for Class R6 shares of another Fund in the CALAMOS FAMILY OF FUNDS, however Class R6 shares offer limited exchange options, as not all of the Funds in the CALAMOS FAMILY OF FUNDS offer Class R6 shares.

Not all financial intermediaries make Fidelity Treasury Shares available to their customers who hold shares of the Fund. Please contact your financial intermediary about the availability of Fidelity Treasury Shares.

Signature Guarantee Program

A signature guarantee is a guarantee that your signature is authentic. A signature guarantee is required for a variety of transactions including, but not limited to, requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A signature guarantee is designed to protect shareholders and the Fund from fraud by verifying signatures. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). An assertion or attestation by a notary public is not a signature guarantee and will not be accepted in place of a signature guarantee.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. The Fund reserves the right to waive any signature guarantee requirement at their discretion.

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A signature guarantee, from a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

Redemption requests

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described under "Redemption-in-kind". Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund's net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The Fund has in place an uncommitted line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity.

Redemption-in-kind

The Fund reserves the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if Calamos Advisors reasonably believes that a cash redemption would negatively affect the Fund’s operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Fund will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 calendar days after purchase. You may avoid this delay by buying shares with a wire transfer.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Emergency Circumstances

The Fund may postpone the payment of redemption proceeds for up to seven calendar days from the date of redemption. In addition, the Fund can suspend and/or postpone payments of redemption proceeds beyond seven calendar days for:

(1)	any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)	any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Fund to fairly determine the value of its net assets; or

▐CALAMOS FAMILY OF FUNDS

(3)	such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

Small accounts

Due to the relatively high cost of handling small accounts, the Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Class R6 Shares — Other Information

Your employer-sponsored retirement and benefit plan may establish various minimum investment requirements and may also establish certain privileges with respect to purchases and redemptions or the reinvestment of dividends. Plan participants should contact their plan record-keeper with respect to these issues. This prospectus should be read in connection with the specified benefit plan's and/or the financial intermediary's materials regarding its fees and services.

Transaction information

Share price

The Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the Investment Company Act of 1940, as amended. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE is closed due to weather or other extenuating circumstances (for examples of other extenuating circumstances, see the section titled “Emergency Circumstances” in this prospectus) on a day it would typically be open for business, the Fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate the Fund’s NAV as of the normally scheduled close of regular trading on the NYSE or such other time that the Fund may determine, in accordance with applicable law. The Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close trading early or when the NYSE closes earlier than scheduled, the Fund may (i) close trading early (as such, the time as of which the NAV is calculated would be advanced and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day’s NAV would be advanced) or (ii) accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day. Purchase orders will be accepted only on days which the Fund is open for business.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. On each day that the NYSE is open, Fund shares are ordinarily valued as of the NYSE close. Information that becomes known to the Fund after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine. Because the Fund may invest in securities that are primarily listed on foreign exchanges and trade on days when the Fund does not price its shares, the Fund’s underlying assets may change in value on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Fund’s transfer agent, an intermediary or plan record-keeper has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

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Valuation Procedures

The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent or based on a quotation provided by the counter- party to such option under the ultimate supervision of the board of trustees. Fixed-income securities, certain convertible preferred securities, and non-exchange traded derivatives are generally valued by independent pricing services or by dealers or brokers who make markets in such securities.

Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

▐CALAMOS FAMILY OF FUNDS

Distribution and Service (Rule 12b-1) Plan

The Fund has a Distribution and Service Plan or "12b-1 Plan." Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund's assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority ("FINRA"). For more information about the 12b-1 Plan, please see the Fund’s statement of additional information.

Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority (“FINRA”). For more information about the 12b-1 Plan, please see the Fund’s statement of additional information.

Intermediaries

The Fund may authorize intermediaries to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an intermediary will be deemed to have been received by the Fund as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. The Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary or plan record-keeper, that intermediary or plan record-keeper may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Fund cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary or plan record-keeper. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Fund. When transacting in Fund shares, be sure you understand how your intermediary or plan record-keeper calculates sales charges and fees and tracks transaction activity.

Class A, C, and I shares

Shares of any Fund may be purchased through certain intermediaries that are agents of the Fund for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares (except Class R6 shares) held by that company for its customers, and for shares held in Network Level III accounts, the Fund may pay additional fees for services being provided by the intermediary to the Fund’s shareholders. For shares held in sub-accounts, such as those in qualified retirement plans, these fees are often referred to as “sub-transfer agent” or “recordkeeping” fees. The annual fee may either be a percentage of the account’s average annual net assets or a specific dollar amount per account, determined on the basis of how the intermediary charges. The Board of Trustees of the Fund has set maximum limits to these payments.

Calamos Advisors or the Distributor, out of their own resources and without additional cost to the Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of the Fund, including third-party administrators of qualified plans whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by the Fund under the distribution and service (Rule 12b-1) agreements described above and are commonly referred to as “revenue sharing” payments. These payments are generally a percentage of the account’s average annual net assets.

Calamos Advisors or the Distributor may provide additional non-cash compensation to third parties selling the Fund, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation. The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Fund is made available by those broker- dealers for their customers.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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In addition, CFS and/or CALAMOS ADVISORS may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. CFS and/or CALAMOS ADVISORS may make payments to participate in intermediary marketing support programs which may provide CFS and/or CALAMOS ADVISORS, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis, tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing- related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

Anti-money laundering compliance

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Corporate, trust, and other entity accounts must provide additional documentation. The Fund will use this information to verify your identity. The Fund will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Fund may request additional information from you to assist in verifying your identity. If the Fund is unable to verify your identity, it reserves the right to redeem your account at the current day’s NAV. If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Fund is intended for long-term investment purposes only, and is not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/ or increase expenses, thus harming Fund performance.

The Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund.

Although the Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Fund receives purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to locate and eliminate short-term or excessive trading. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor in the Fund, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that short-term or excessive trading activity will occur in the Fund.

▐CALAMOS FAMILY OF FUNDS

The Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Fund and its shareholders, the Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Fund has adopted policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Fund cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Fund’s policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of the Fund. In analyzing whether trading is disruptive, the Fund will consider the purpose of the trades, the effects on the Fund’s portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which Calamos Advisors or its affiliates may engage, see page [ ] of the statement of additional information.

The Fund’s policy is against frequent purchases and redemptions of the Fund’s shares that are disruptive to the Fund’s portfolio. The Fund attempts to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Fund believes are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Fund will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

Certain types of transactions will be exempt from the excessive trading policies and procedures. These exempt transactions are certain non-participant directed transactions in retirement plans, and purchases and redemptions by Calamos funds of funds.

The Fund’s policies and procedures regarding excessive trading may be modified by the Board of Trustees at any time.

Interfund Lending

The SEC has granted an exemptive order to the Fund permitting the Fund to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “InterFund Program”). A description of the Fund’s policies and procedures in connection with the InterFund Program is available in the statement of additional information and on the Fund’s website. www.calamos.com.

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Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from the Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. The Fund declares dividends annually. Distributions of capital gains, if any, are paid to shareholders by the Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

You may change the distribution option on your account at any time by calling us at 800.582.6959 or by written notice to the transfer agent at least five calendar days prior to the record date of the next distribution.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares, provided you hold Fund shares as a capital asset. The gain or loss will be a long-term or short-term capital gain or loss, depending on how long you owned the Fund shares. In addition to federal income tax, you may also be subject to state and local taxes on the redemption or exchange of Fund shares, depending on the laws of your home state and locality.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by the Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by the Fund are determined by how long the Fund owned the investments that generated the gains, rather than by how long you have owned your shares.

Distributions of gains from investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Fund will advise you of the source of your distributions for tax purposes. Distributions to you are taxable even if they are paid from income or gains earned by the Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund shares or shares of another fund, and may be subject to state or local taxes.

A portion of the dividends from net investment income paid by the Fund may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period and other requirements are met at both the shareholder and Fund level. No assurance can be given as to what portion of the dividends paid by the Fund will consist of “qualified dividend income.”

The dividends and distributions paid by the Fund are generally taxable to you as of the date of payment, except for those distributions declared and payable to shareholders of record on a date in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

Income and proceeds received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. The Fund’s return on investments subject to such taxes will be decreased. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund’s assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

▐CALAMOS FAMILY OF FUNDS

The Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the IRS.

The above is only a summary of certain federal tax consequences of investing in the Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Other information

Shareholder accounts

Each shareholder of the Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans

You may use the Fund as an investment for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan document and information regarding IRA plan administration, fees, and other details are available from us or your plan administrator or record-keeper. For direct investments via corporate retirement plans, please note that neither the Fund nor its transfer agent offers master plan documentation and/or record-keeping services.

Prospectuses and shareholder reports

The Fund reduces the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Fund will begin sending you individual copies within 30 days of your request.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although this requirement may be changed by the board of trustees without shareholder approval, the Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the transfer agent at 800.582.6959 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the transfer agent to complete a Texas Designation of Representative form.

PROSPECTUS | [     ], 2021▐

Financial Highlights

When this prospectus was prepared, the Fund had not yet commenced operations and had no financial highlights to report.

PROSPECTUS | March 1, 2021▐

If you would like more information about the	FOR 24 HOUR
Fund, the following resources are available	AUTOMATED
upon request, free of charge.	SHAREHOLDER
ASSISTANCE
Additional information about the Fund’s	800.823.7386
investments will be available in the Fund’s
semiannual and annual reports to	TO OBTAIN
shareholders.	INFORMATION ABOUT
YOUR INVESTMENTS
The Statement of Additional Information	800.582.6959
provides more detailed information about
the Fund and, except for the information in	VISIT OUR WEBSITE
the section entitled “Financial Statements,”	www.calamos.com
is incorporated into this prospectus by
reference.	INVESTMENT ADVISER
Calamos Advisors LLC
Copies of the reports and the Statement of	2020 Calamos Court
Additional Information are available, without	Naperville, IL 60563
charge, upon request, by calling
800.582.6959 or by visiting the Fund’s	TRANSFER AGENT
website at www.calamos.com. You can	U.S. Bank Global Fund Services
request other information and discuss your	615 E. Michigan St. 3rd floor
questions about the Fund by contacting	Milwaukee, WI 53202
Calamos Financial Services LLC at:
INDEPENDENT REGISTERED PUBLIC
Calamos Financial Services LLC	ACCOUNTING FIRM
2020 Calamos Court	[ ]
Naperville, Illinois 60563
Telephone: 800.582.6959	LEGAL COUNSEL
Ropes & Gray LLP
The Fund’s reports and Statement of	Chicago, IL
Additional Information are available on the
EDGAR database on the Commission’s
Internet website at http://www.sec.gov, and
copies may be obtained, after paying a
duplicating fee, by electronic request to:
E-mail: publicinfo@sec.gov.

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

© 2020 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

    [      ]

811-05443

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2021

CALAMOS (R) FAMILY OF FUNDS

Fund	Class A	Class C	Class I	Class R6
Calamos Global Sustainable Equities Fund

2020 Calamos Court

Naperville, Illinois 60563

800.582.6959

This Statement of Additional Information relates to Calamos Global Sustainable Equities Fund (the “Fund”), which is a series of Calamos Investment Trust (the “Trust”). This is not a prospectus, but provides information that should be read in conjunction with the Calamos Family of Funds prospectus, dated [                  ], 2021 and any supplements thereto, which are incorporated herein by reference. The prospectus may be obtained without charge by writing or telephoning the Fund at the address or telephone numbers set forth above.

THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on December 21, 1987. The Fund is an open-end, diversified management investment company.

INVESTMENT OBJECTIVE

CALAMOS GLOBAL SUSTAINABLE EQUITIES FUND seeks long-term capital appreciation.

The Fund’s investment objective is non-fundamental and may be changed by a vote of the Fund’s Board, without shareholder approval.

The Fund has adopted a non-fundamental operating policies that requires at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, the Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning the Fund’s investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Fund and their associated risks.

In pursuing its investment objective, the Fund will invest as described below and in the Fund’s prospectus. The table below indicates whether the Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

Unless otherwise noted, all investment policies and restrictions described in the Prospectus and Statement of Additional Information are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation, or a credit rating event) causes the Fund to exceed an investment policy or restriction, Calamos Advisors LLC (“Calamos Advisors”) is not required to take immediate action. Under normal market conditions, however, Calamos Advisors will not make any acquisitions that will make the Fund further outside the investment restriction.

INVESTMENTS AND INVESTMENT- RELATED PRACTICES	GLOBAL SUSTAINABLE EQUITIES FUND
Currency Exchange Transactions	N
Equity Securities	P
Foreign Securities	P
Futures Contracts and Options on Futures Contracts	N
Illiquid Securities	N
Initial Public Offerings	N
Lending of Portfolio Securities	N
Master Limited Partnerships	N
Options on Securities, Indexes and Currencies	N
Portfolio Turnover	N
Real Estate Investment Trusts	N
Repurchase Agreements	N
Reverse Repurchase Agreements and Other Borrowings	N
Rule 144A Securities	N
Short Sales	N
Stripped Securities	N
Swaps, Caps, Floors and Collars	N
Synthetic Foreign Money Market Positions	N
Temporary Investments	N
U.S. Government Obligations	N
Warrants*	N
“When-Issued” and Delayed Delivery Securities	N

CURRENCY EXCHANGE TRANSACTIONS

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract.

Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in “speculative” currency exchange transactions.

If the Fund enters into a forward contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

FOREIGN SECURITIES

A foreign security is a security issued by a foreign government or a company whose country of incorporation is a foreign country. For this purpose, foreign securities include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

To the extent positions in portfolio securities are denominated in foreign currencies, the Fund’s investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging under “Currency Exchange Transactions.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although the Fund intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

However, the Fund may invest in the securities of emerging countries (including frontier markets). The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk. Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

A portion of the Fund’s investments may be in Russian securities and instruments. The United States and the European Union have imposed sanctions on certain Russian persons and issuers. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. For these or other reasons, the Fund could seek to suspend redemptions of shares, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. During the period that redemptions are affected, shares could trade at a significant premium or discount to their net asset value.

The Fund may purchase certain listed eligible China A-Shares traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program as well as traded on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to herein as “Stock Connect”). Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, SZSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK, SSE and SZSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect securities through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect securities are generally subject to Chinese securities regulations and the listing rules of the respective exchange, among other restrictions. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Fund’s ability to invest in Stock Connect securities. For example, an investor cannot purchase and sell the same security on the same trading day. Stock Connect also is generally available only on business days when both the respective exchange and the SEHK are open. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China, which could pose risks to the Fund. Additionally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on Stock Connect in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, a Fund investing through Stock Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A-shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-share markets may also result in significant fluctuations in the prices of the securities traded on such markets.

China A-shares purchased through Stock Connect are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through Stock Connect due to time constraints or for other operational reasons.

There can be no assurance as to whether or how such developments in the Stock Connect may restrict or affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on a Fund’s investments and returns.

Risks Related to Investment in China

Investments in China A-Shares are subject to various risks, including the risks associated with investing in China generally. In particular, the Mainland Chinese exchanges have lower trading volumes, the market capitalizations of companies listed on these exchanges are generally smaller, the securities listed on these exchanges are less liquid and may experience materially greater volatility, and government supervision and regulation of the Chinese securities market are less developed. The Chinese government continues to exercise significant control over China’s economy, and any changes to existing policies and new reform-oriented policies and measures, which are often unprecedented or experimental, could negatively impact the Fund’s investments in China A-Shares. The Chinese government has implemented, and may implement in the future, various measures to control inflation, which if unsuccessful, may negatively impact the Chinese economy. The Chinese legal system is still developing, and laws, regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions.

The tax law and regulations of China are constantly changing, sometimes with retroactive effect, and the interpretation and application thereof are not as consistent and transparent as in more developed nations and may vary from region to region within China. There has been, and continues to be, uncertainty over taxation of SSE equities in the Stock Connect program, and any taxes imposed on the earnings of the Fund will reduce its overall returns.

Some Chinese companies may have less established shareholder governance and disclosure standards. Accounting, auditing, financial and other reporting standards, practices and disclosure requirements applicable to Chinese companies are different, sometimes in fundamental ways, from those applicable to companies in the U.S. and other developed markets.]

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Fund may enter into interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index1 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the S&P 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. The Fund may enter into such contract if, in Calamos Advisors’ opinion, such contract meets the Fund’s investment parameters.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed in this Statement of Additional Information). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund’s exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

The success of any futures transaction by the Fund depends on Calamos Advisors’ correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

1 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

When the Fund makes a purchase or sale of a futures contract, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund’s broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract or option may result in losses in excess of the amount invested in the futures contract or option. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. Futures prices are highly volatile at times and are influenced by many external economic, governmental, and world events. The low margin deposits normally required in futures trading permits an extremely high degree of leverage, which can result in the Fund experiencing substantial gains or losses due to relatively small price movements or other factors. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

The markets for futures positions may be thinly traded from time to time. In addition, futures positions may become illiquid due to daily price limits taking effect or due to market disruptions. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. If options, futures contracts or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund’s investment objectives.

When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or futures commission merchant, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian (or futures commission merchant) cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The use of options and futures is subject to applicable regulations of the Securities and Exchange Commission (“SEC”), the several exchanges upon which they are traded and the Commodities Futures Trading Commission (“CFTC”). For example, the CFTC and domestic futures exchanges have established (and continue to evaluate and monitor) speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, starting January 1, 2023, federal position limits will apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with the speculative limits. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Calamos Advisors and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of Calamos Advisors may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

Calamos Advisors has claimed an exclusion from the definition of commodity pool operator (“CPO”), with respect to the Fund, pursuant to Rule 4.5 under the Commodity Exchange Act (“CEA”). Consequently, Calamos Advisors is not subject to registration or regulation as a commodity pool operator under the CEA.

Under Rule 4.5, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money”2 at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject the Fund to additional regulation may have adverse impacts on the Fund’s operations and expenses.

In addition, the Fund’s ability to use options and futures will be limited by tax considerations. See “Taxation – Options, Futures and Forward Contracts, and Swap Agreements or Derivatives” below.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets under regulatory rules, taken at market value, in illiquid investments that are assets, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933, as amended (“Securities Act”). A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund’s portfolio, and the Fund might not be able to sell or dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on the Fund’s investment in restricted securities.

2 A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

INITIAL PUBLIC OFFERINGS

The Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital. Shares are given a market value reflecting expectations for the company’s future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history.

The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. Calamos Advisors cannot guarantee continued access to IPOs.

LENDING OF PORTFOLIO SECURITIES

In seeking to earn additional income, the Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may experience losses as a result of a diminution in value of its cash collateral investments. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.

MASTER LIMITED PARTNERSHIPS

MLPs differ from investments in common stock as a result of limited control and limited rights to vote on matters affecting the MLP. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs generally do not pay federal income tax at the partnership level. Rather, each Partner is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund. Although common units of MLPs trade on the NYSE, the NASDAQ and NYSE American, LLC, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when Calamos Advisors desires to do so.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

The Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

The Fund may purchase and sell (write) exchange listed options and over-the-counter (“OTC”) options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy- back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to the Fund’s limitation on investing no more than 15% of its net assets in illiquid securities.

The Fund may also purchase and sell (write) options on securities indexes and other financial indexes. Options on securities indexes and other financial indexes are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The Fund will sell (write) call options and put options only if they are “covered.” A written option will be considered “covered” to the extent it has entered into an offsetting transaction or otherwise has segregated or earmarked cash or liquid assets equal to its uncovered obligations under the written option. For example, a call option written by the Fund could be covered by purchasing an offsetting call option, by purchasing or holding the underlying reference security or asset (or a security convertible into the underlying reference security or asset), or by segregating or earmarking cash or liquid assets equal to the exercise price of the written option (or such amount as is not otherwise covered by an offsetting transaction). The Fund writing a call option on an index would be considered as holding an offsetting position to the extent the Fund owned portfolio securities substantially correlating with the movement of the underlying reference index.

If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured.

The Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If the Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund may purchase and sell (write) call options on securities indexes and currencies. All calls sold by the Fund must be “covered.” Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold the security or instrument that it might otherwise have sold. The Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that the Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

PORTFOLIO TURNOVER

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in the Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for the Fund is shown under “Financial Highlights” in the prospectus. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.

REAL ESTATE INVESTMENT TRUSTS

Investments in the real estate industry, including real estate investment trusts (REITs), are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, the Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. The Fund may invest in repurchase agreements, provided that the Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security.

Such agreements generally have maturities of no more than seven days and could be used to permit the Fund to earn interest on assets awaiting long term investment. The Fund requires continuous maintenance by the custodian for the Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

The Fund may enter into reverse repurchase agreements, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and the Fund’s investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale- buyback typically would be covered by segregated liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A (“Rule 144A Securities”) under the Securities Act. Calamos Advisors, under the supervision and oversight of the Trust’s board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to the Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes for the security, as well as equivalent or underlying securities (e.g. the underlying common stock of a convertible security), (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

SHORT SALES

The Fund may sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the Fund’s portfolio. A short sale may be effected when Calamos Advisors believes that the price of a security will decline or underperform the market, and involves the sale of borrowed securities, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that the Fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the Fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Fund, to the buyer.

The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to it the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities that are marked to market daily with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the short sale. The Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

The Fund will realize a gain if the price of the securities declines between the date of the short sale and the date on which the Fund purchases securities to replace the borrowed securities. On the other hand, the Fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

There is also a risk that securities borrowed by the Fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received from the short sale.

It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility.

The Fund may also make short sales “against the box,” meaning that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. A short sale “against the box” would be made in anticipation of a decline in the market price of the securities sold short. Short sales “against the box” result in a “constructive sale” and require the Fund to recognize taxable gain unless an exception to the constructive sale rule applies.

The Fund will not make a short sale of securities (other than a short sale “against the box”), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales “against the box”).

Short sales also may afford the Fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund’s short positions remain open. Calamos Advisors believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that the Fund will be able to enter into such arrangements to the desired degree. Further, the SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events.

SWAPS, CAPS, FLOORS AND COLLARS

The Fund may enter into interest rate, currency, index, credit default, total return and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indexes. A credit default swap is an agreement to transfer the credit exposure of fixed-income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction (“Counterparties”), combined with any credit enhancements, is rated at least A by S&P Global Ratings, a division of S&P Global (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”) or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally- cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by the Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. Also, the Fund will be exposed to the credit risk of the futures commission merchant who acts as the Fund’s clearing member on the clearinghouse for a centrally cleared swap. If the Fund’s futures commission merchant becomes bankrupt or insolvent, or otherwise defaults on its obligations to the Fund, the Fund may not receive all amounts owed to it in respect of its trading, even if the clearinghouse fully discharges all of its obligations. In the event of bankruptcy of the Fund’s futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the futures commission merchant’s other customers, potentially resulting in losses to the Fund.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

The Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Fund may construct a synthetic foreign money market position by purchasing a money market instrument denominated in one currency, generally U.S. dollars, and concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

TEMPORARY INVESTMENTS

The Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S.

Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality.

Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed in conservatorship. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

WARRANTS

The Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

RECENT MARKET CONDITIONS

Since the 2008 financial crises, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. Both domestic and international equity and fixed income markets experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide. Reduced liquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in some issuers having more difficulty obtaining financing and ultimately may lead to a decline in their stock prices. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. These events, and the potential for continuing market turbulence, may have an adverse effect on the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

The situation in the financial markets has led to increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd- Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that continues to unfold. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of the Consumer Financial Protection Bureau; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that may be unforeseeable. Because these requirements are relatively new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. For example, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. In addition, some types of swaps (including interest rate swaps and credit default index swaps on North American and European indices) are required to be centrally cleared. Clearinghouses and futures commission merchants have broad rights to increase margin requirements for existing cleared transactions or to terminate cleared transactions at any time. Any increase in margin requirements or termination by the clearing member or the clearinghouse may have an effect on the performance of the Fund.

Under rules adopted under the Dodd-Frank Act, certain cleared derivatives contracts are required to be executed through swap execution facilities (“SEFs”). A SEF is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. Such requirements may make it more difficult and costly for investment funds, such as the Fund, to enter into highly tailored or customized transactions. Trading swaps on a SEF may offer certain advantages over traditional bilateral over-the-counter trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. Execution through a SEF is not, however, without additional costs and risks, as parties are required to comply with SEF and CFTC rules and regulations, including disclosure and recordkeeping obligations, and SEF rights of inspection, among others. SEFs typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. The Fund also may be required to indemnify a SEF, or a broker intermediary who executes swaps on a SEF on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the SEF. In addition, the Fund may be subject to execution risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the trade.

The European Union (and some other countries) are implementing similar requirements that will affect the Fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. The new requirements may result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Additionally, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared derivatives transactions. It is expected that these regulations will have a material impact on the Fund’s use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between the Fund and its swap counterparties and may increase the amount of margin the Fund is required to provide. They will impose regulatory requirements on the timing of transferring margin. The Fund is subject to variation margin requirements under such rules and the Fund may become subject to initial margin requirements.

The CFTC and U.S. futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may own or control in certain futures and options contracts. In addition, starting January 1, 2023, federal position limits will apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Calamos Advisors may be aggregated for this purpose. Any modifications of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the performance of the Fund.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which, once effective, will apply to the Fund’s use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements). Among other things, Rule 18f-4 will require funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, funds will no longer be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Compliance with Rule 18f-4 will not be required until August 2022. As the Fund comes into compliance, the approach to asset segregation and coverage requirements described in this SAI will be impacted.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. This may result in changes to the Fund’s principal investment strategies and could adversely affect the Fund’s performance and its ability to achieve its investment objective.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

European financial markets are vulnerable to volatility and losses arising from concerns about the potential exit of member countries from the European Union and/or the Eurozone and, in the latter case, the reversion of those countries to their national currencies. Defaults by Economic Monetary Union member countries on sovereign debt, as well as any future discussions about exits from the Eurozone, may negatively affect the Fund’s investments in the defaulting or exiting country, in issuers, both private and governmental, with direct exposure to that country, and in European issuers generally. In addition, on June 23, 2016, voters in the United Kingdom decided in a referendum that the nation would leave the European Union (“Brexit”). The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1. 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, and the EU Parliament has until April 30, 2021 to do the same. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is considerable uncertainty about the potential consequences for Brexit, how it will be conducted, the EU UK Trade and Cooperation Agreement, how negotiations of trade relations will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union and/or Eurozone could also threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

INTERFUND LENDING

The SEC has granted an exemptive order to the Fund permitting the Fund to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other (an “Interfund Loan”) for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “InterFund Program”).

The Inter-Fund Program is subject to a number of conditions, including, among other things, that the Fund may, to the extent permitted by its investment objective, strategies, and policies, (1) lend uninvested cash to other Calamos Funds in an amount up to 15% of its current net assets at the time of the loan (including lending up to 5% of its net assets to any single Calamos Fund) and (2) borrow money from other Calamos Funds provided that immediately after the borrowing total outstanding borrowings from all sources do not exceed 33 1/3% of its total assets or any lower threshold provided for by a Fund’s fundamental restrictions or non-fundamental policies. The Fund may borrow through the InterFund Program on an unsecured basis (i.e., without posting collateral) if its aggregate outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of the Fund’s total assets. However, if the Fund’s aggregate outstanding borrowings from all sources immediately after the interfund borrowing exceed 10% of the Fund’s total assets, the Fund may borrow through the InterFund Program on a secured basis only. The Fund also is required to secure an InterFund Loan on an equal priority basis and with at least an equivalent percentage of collateral to loan value if it has outstanding secured borrowings from other sources, including but not limited to another Calamos Fund, at the time the loan is requested.

Any loan made through the InterFund Program is expected to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The duration of an InterFund Loan will be limited to the time required to receive payment for securities sold, but in no event more than seven days.

In addition, each InterFund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the exemptive order, and related compliance procedures adopted by the board of trustees and implemented by Calamos Advisors are designed to minimize the risks associated with interfund lending for both the borrowing Funds and the lending Funds. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one business day’s notice or not renewed, in which case the Fund may need to borrow from a bank at higher rates if an InterFund Loan were not available from another Fund. Furthermore, a delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.

The Fund may lend or borrow money in an amount of up to 33 1/3% of the Fund’s total assets to meet short-term needs, such as in connection with redemptions. The Fund incurs interest and other expenses when it borrows money. Borrowing creates leverage, which may increase expenses and increase the impact of the Fund’s other risks. The use of leverage may exaggerate any increase or decrease in a Fund’s net asset value causing the Fund to be more volatile than a fund that does not borrow.

JOINT CREDIT AGREEMENT

The Trust, on behalf of the Fund, is party to a $50,000,000 uncommitted credit agreement with State Street Bank and Trust Company (the “Credit Agreement”). The Fund may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful temporary purposes. Borrowing results in interest expense and other fees and expenses, which may increase the Fund’s net expenses and reduce the Fund’s return. In addition, borrowing by the Fund may create leverage by increasing the Fund’s investment exposure. This will result in changes in the Fund’s net asset value, either positive or negative, being greater than it would have been if the Fund had not borrowed. Administration, legal, and arrangement fees, if applicable, under the Credit Agreement are allocated among Funds based upon factors deemed relevant by Calamos Advisors and the Board of the Fund, while fees on any amounts drawn by a Fund under the Credit Agreement are borne by that Fund.

INVESTMENT RESTRICTIONS

The Fund is classified as a diversified, open-end management investment company. Except as noted below, the Fund operates under the following investment restrictions and may not:

(i)	make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;[3]

(ii)	acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

3 Currently, under the 1940 Act, for the Fund to be classified as a diversified investment company, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

(v)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);[4]

(vi)	borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;[5,6]

(vii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(viii)	issue any senior security, except to the extent permitted under the 1940 Act;[7]

The above restrictions are fundamental policies and may not be changed with respect to the Fund without the approval of a “majority” of the outstanding shares of the Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of the Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of the Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, the Fund has adopted the following as non-fundamental policies:

(a)	To the extent other Calamos Funds invest in the Fund in reliance on section 12(d)(1)(G), the Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act;[8]

(b)	The Fund may not invest in companies for the purpose of exercising control or management;

(c)	The Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)	The Fund may not make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

4 This restriction shall not apply to loans made in accordance with the InterFund Program or exemptive relief that may be granted by the SEC to the Fund with regard to interfund lending.

5 The Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

6 The Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, the Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

7 Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

8 The Fund intends to limit its investment in other investment companies so that, as determined immediately after the Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, the Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. The Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met. Pursuant to orders issued by the SEC to certain other investment companies and procedures approved by the Board, the Fund may invest in such other investment companies in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. These limitations do not apply in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

(e)	The Fund may not invest more than 15% under regulatory rules of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid investments that are assets, including repurchase agreements maturing in more than seven days; or

The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 75 years.

The following table sets forth each trustee’s name, year of birth, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each Fund of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John P. Calamos, Sr. (1940)*	Chairman, Trustee and President (since 1988)	27	Founder, Chairman and Global Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”); Director, CAM; and previously Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”), CAM, CILLC, Calamos Advisors, and CWM	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John E. Neal (1950)	Trustee (since 2001); Lead Independent Trustee (since July 2019)	27	Retired; private investor; Director, Equity Residential Trust (publicly-owned REIT); Director, Creation Investments (private international microfinance company); Director, Centrust Bank (Northbrook, Illinois community bank); Director, Neuro-ID (private company providing prescriptive analytics for the risk industry); formerly, Partner, Linden LLC (health care private equity) (until 2018)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

William R. Rybak (1951)	Trustee (since 2002)	27	Private investor; Chairman (since 2016) and Director (since 2010), Christian Brothers Investment Services Inc.; Trustee, JNL Series Trust and JNL Investors Series Trust (since 2007), JNL Variable Fund LLC (2007-2020), Jackson Variable Series Trust (2018-2020) and JNL Strategic Income Fund LLC (2007-2018), (open-end mutual funds)**; Trustee, Lewis University (since 2012); formerly Director, Private Bancorp (2003-2017); Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager)(until 2000)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

Virginia G. Breen (1964)	Trustee (since 2015)	27	Private Investor; Director, Paylocity Holding Corporation (since 2018); Trustee, Neuberger Berman Private Equity Registered Funds (registered private equity funds) (since 2015)***; Trustee, Jones Lang LaSalle Income Property Trust, Inc. (REIT) (since 2004); Director, UBS A&Q Fund Complex (closed-end funds) (since 2008)****	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

Lloyd A. Wennlund (1957)	Trustee (since 2018)	27	Trustee and Chairman, Datum One Series Trust (since 2020); Expert Affiliate, Bates Group, LLC (financial services consulting and expert testimony firm) (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998- 2017); Governor (2004- 2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (2011- 2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Karen L. Stuckey (1953)	Trustee (since December 2019)	27	Member (since 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various position 1975-1990); Member of Executive, Nominating, and Audit Committees and Chair of Finance Committee (1992-2006); Emeritus Trustee (since 2007) of Lehigh University; member, Women’s Investment Management Forum (professional organization) (since inception); formerly, Trustee, Denver Board of OppenheimerFunds (open-end mutual funds) (2012-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

Christopher M. Toub (1959)	Trustee (since December 2019)	27	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; and earned a Masters of Business Administration degree

^	The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, and Calamos Long/Short Equity & Dynamic Income Trust.

*	Mr. Calamos, Sr. is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the Trust and an affiliate of Calamos Advisors and CFS.

**	Overseeing 131 portfolios in fund complex.

***	Overseeing eighteen portfolios in fund complex.

****	Overseeing four portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is Chairman, Trustee and President of the Trust. The following table sets forth each other officer’s name, year of birth, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND YEAR OF BIRTH	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Robert Behan (1964)	Vice President (since 2013)	Executive Vice President, Chief Distribution Officer (since February 2021), CAM, CILLC, Calamos Advisors, and CFS; prior thereto President (2015-February 2021), Head of Global Distribution (2013-February 2021); Executive Vice President (2013-2015); Senior Vice President (2009-2013), Head of US Intermediary Distribution (2010- 2013)

Thomas E. Herman (1961)	Vice President (since 2016) and Chief Financial Officer (2016-2017 and since August 2019)	Executive Vice President (since February 2021) and Chief Financial Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2016); prior thereto Chief Financial Officer and Treasurer, Harris Associates (2010-2016)

J. Christopher Jackson (1951)	Vice President and Secretary (since 2010)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2010); Director, Calamos Global Funds plc (since 2011)

John S. Koudounis (1966)	Vice President (since 2016)	President (since February 2021) and Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Director, CAM (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.

Daniel Dufresne (1974)	Vice President (since June 30, 2021)	Executive Vice President and Chief Operating Officer, CAM, CILLC, Calamos Advisors, and CWM (since April 2021); prior thereto Citadel (1999-2020); Partner (2008-2020); Managing Director, Global Treasurer (2008-2020); Global Head of Operations (2011-2020); Global Head of Counterparty Strategy (2018-2020); Senior Advisor to the COO (2020); CEO, Citadel Clearing LLC (2015-2020).

Mark J. Mickey (1951)	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005)

Stephen Atkins (1965)	Treasurer (since March 2020)	Senior Vice President, Head of Fund Administration (since February 2020), Calamos Advisors; prior thereto Consultant, Fund Accounting and Administration, Vx Capital Partners (March 2019-February 2020); Chief Financial Officer and Treasurer of SEC Registered Funds, and Senior Vice President, Head of European Special Purpose Vehicles Accounting and Administration, Avenue Capital Group (2010-2018)

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has five standing committees:

Executive Committee. Messrs. John Calamos and John E. Neal are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized, subject to Board review, to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Neal, Rybak (Chair), Toub and Wennlund and Mses. Breen and Stuckey serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Neal, Rybak, Toub, and Wennlund (Chair) and Mses. Breen and Stuckey serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Neal, Rybak, Toub and Wennlund and Mses. Breen (Chair) and Stuckey serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Fund, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:

•	the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

•	a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

•	information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

•	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

•	a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

•	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

•	such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The following table identifies the number of meetings the board and each committee held during the fiscal year ended October 31, 2020.

NUMBER OF MEETINGS DURING FISCAL YEAR ENDED October 31, 2020
Board	12
Executive Committee	0
Audit Committee	4
Governance Committee	2
Dividend Committee	12
Valuation Committee	4

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage the Fund on a day-to-day basis. The board of trustees oversees Calamos Advisors and certain other principal service providers in the operations of the Fund. The board of trustees is currently composed of seven members, six of whom are non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the board of trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non- interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Fund. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The board of trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Each of Messrs. Calamos, Neal, and Rybak has served for more than ten years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak and Toub has earned a Masters of Business Administration degree.

RISK OVERSIGHT. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the board of trustees oversees risk through various regular board and committee activities. The board of trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust’s Compliance Officer, the Trust’s independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by the Fund and the risk management programs of Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to the Fund resides with Calamos Advisors and other service providers to the Fund. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the board of trustees or Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust. As the Fund was not in operation as of the date of this SAI, no Trustee received any compensation from the Fund during that time.

Name	Aggregate Compensation from the Trust 11/1/19-10/31/20	Total Compensation from Calamos Funds Complex(3) 11/1/19-10/31/20
John P. Calamos	$0	$0
Virginia G. Breen	$122,543	$177,917
John E. Neal(1)	$143,055	$207,917
William R. Rybak	$129,381	$187,917
Karen L. Stuckey (2)	$115,706	$167,917
Christopher M. Toub (2)	$115,706	$167,917
Lloyd A. Wennlund	$122,543	$177,917
Mark J. Mickey	$102,586	$150,000

(1)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of October 31, 2020 the value of the deferred compensation account of Mr. Neal was $2,260,776.

(2)	Ms. Stuckey and Mr. Toub were elected to the Board effective December 16, 2019.

(3)	Consisting of 26 portfolios as of the end of the period indicated.

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $100,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any regular or special board meeting attended in person, $3,500 for any regular or special board meeting attended by telephone, $3,000 for any committee meeting attended in person or by telephone, and $1,500 per ad-hoc committee meeting to the ad-hoc committee chair.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his or her compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. The Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

The Fund had not yet publicly offered any shares for sale prior to the date of this SAI. Accordingly, no trustee owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the 1934 Act) any shares of the Fund as of the date of this SAI. At December 31, 2020, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“1934 Act”)) shares of all funds in the Fund Complex having values within the indicated dollar ranges.*

AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.[1]	Over $100,000
Virginia G. Breen	Over $100,000
John E. Neal	Over $100,000
William R. Rybak	Over $100,000
Karen L. Stuckey	Over $100,000
Christopher M. Toub	Over $100,000
Lloyd A. Wennlund	Over $100,000

(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

* Valuation as of December 31, 2020.

No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

CODE OF ETHICS. Employees of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Fund’s distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Partners LLC (“CPL”), Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr. and members of his family (“Calamos Family”), may invest in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments made by CAM, CILLC, CPL, CFP and the Calamos Family in products managed by Calamos Advisors are not subject to restrictions of the Code of Ethics regarding short term or speculative trading. As a result, such entities or individuals may hedge corporate or personal investments in such products. However, these hedging transactions are subject to pre-clearance by the Compliance Department and reporting to the CAM Audit Committee. In addition, the trading execution order must be (1) products or accounts managed by Calamos Advisors (2) CAM, (3) CILLC, (4) and CPL, CFP and/or the Calamos Family. All other provisions of the Code of Ethics are otherwise applicable.

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. The Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. The Fund expects Calamos Advisors to vote proxies related to the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Fund’s interests, and the interests of Calamos Advisors and its affiliates.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a Proxy Review Committee ("committee") comprised of members of its Portfolio Management (which may include portfolio managers and/or research analysts), Operations, Legal and Compliance Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Calamos generally prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors.

Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

Calamos Advisors has assigned its administrative duties with respect to the proxy analysis and voting decisions to the "Proxy Group" (the Investment team - research analysts and portfolio management), and administrative processing to its Corporate Actions Group within the Operations Department. To assist it in analyzing proxies, Calamos subscribes to Glass Lewis an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and voting recommendations. Glass Lewis facilitates the voting of each proxy by applying Calamos' custom proxy voting rules ("proxy voting policy") to the proposal(s). Any proxy proposal that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ proxy group and voted in accordance with that review.

Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Fund. Calamos will generally apply its proxy voting policy to proxy proposals regardless if a conflict has been identified. However, in these situations, the Proxy Group will refer the proxy proposal, along with the recommended course of action, if any, to the Proxy Review Committee ("committee") for evaluation. The committee will independently review the proposals and determine the appropriate action to be taken. The committee will then memorialize the conflict and the procedures used to address the conflict.

The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov, and (2) without charge, upon request, by calling 800-582-6959.

You may obtain a copy of Calamos Advisors’ Policies by calling 800.582.6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Fund’s shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Fund has a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.

Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Fund’s service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.

Disclosure to the Public

A complete list of portfolio holdings as of the last business day of the preceding calendar month may be disclosed no earlier than 30 days after the end of the previous calendar month.

A subset of the Fund’s portfolio security holdings “top ten” list may be disclosed no earlier than 10 days after the end of the previous calendar month.

Portfolio attribution, any information relating to the Fund’s portfolio characteristics, such as, but not limited to, industries or sectors within the Fund, income distributions, potential capital gains, beta, average weighted average, current yield, or SEC yield may be disclosed on a ten (10) day lag.

Based on an internal exception process and review of conflicts of interest, the Fund may publicly disclose whether an individual security is, or is not, owned by the Fund if the Fund determines that the disclosure is not opposed to the best interests of shareholders and any conflicts of interest are addressed. Such an exception shall be reported to the Fund’s Board of Trustees at the next scheduled meeting.

The Fund’s most current public portfolio holdings information may be found at www.calamos.com.

Non-Public Disclosure

Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as S&P, Moody’s, Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of December 31, 2020, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: Standard & Poor’s Financial Services, LLC, Bloomberg LP, Thompson Reuters, Morningstar, Inc., and FactSet Financial Research Systems, Inc.

Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when the Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, Calamos Advisors, the principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of December 31, 2020, the following parties receive non-public portfolio security holdings disclosure: Calamos Advisors, CFS, State Street Bank and Trust Company, Ernst & Young LLP, U.S. Bank Global Fund Services, Deloitte & Touche LLP and Ropes & Gray LLP. The third parties have a duty to keep the Fund’s non-public information confidential either through written contractual arrangements with the Fund or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Fund, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Fund may be harmed if the service providers breach any non-contractual duty to keep the Fund’s non-public information confidential as the Fund may have no contractual remedies or recourse against such breaching parties.

In addition, the Fund, Calamos Advisors, CFS and the Fund’s administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Fund’s assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Fund’s portfolio security holdings without the consent of the Fund or its agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.

Disclosures required by Applicable Law. The Fund, Calamos Advisors and CFS may disclose portfolio security holdings information of the Fund as may be required by applicable law, rule, regulation or court order. Any officer of the Fund, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of the Fund’s compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

The Fund, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

INVESTMENT ADVISORY SERVICES

Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Fund?”

The Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. The Fund pays a fee on its average daily net assets at the annual rate of [ ]% on average daily net assets.

With respect to each Fund in the Calamos Family of Funds (each an “Acquiring Fund”) that invests in shares of the Fund, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to the Fund that is attributable to the Acquiring Fund’s investment in the Fund, based on daily net assets.

Calamos Advisors is a wholly owned subsidiary of Calamos Investments LLC (“CILLC”). Calamos Asset Management, Inc. (“CAM”) is the sole manager of CILLC. As of December 31, 2020, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC (“CPL”) and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and Calamos Family Partners, Inc. (“CFP”). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr. In addition, Mr. Koudounis has the option to purchase a controlling interest in CPL upon the death or permanent disability of John P. Calamos, Sr., provided Mr. Koudounis is then serving as Chief Executive Officer of CAM and CILLC. John P. Calamos, Sr., is an affiliated person of the Fund and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of Calamos Advisors. John S. Koudounis, Robert F. Behan, Thomas E. Herman, J. Christopher Jackson, Stephen Atkins, and Daniel Dufresne are affiliated persons of the Fund and Calamos Advisors by virtue of their positions as Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; Treasurer; and Vice President of the Trust; respectively, and as President and Chief Executive Officer; Executive Vice President and Chief Distribution Officer; Executive Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; Senior Vice President and Head of Fund Administration; and Executive Vice President and Chief Operating Officer of Calamos Advisors, respectively.

The use of the name “Calamos” in the name of the Trust and in the name of the Fund are pursuant to licenses granted by Calamos Investments LLC, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Fund.

EXPENSES

[Subject to the expense limitations described below, the Fund pays all its own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Fund’s organization and registration and qualification of the Fund and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Fund’s Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

Calamos Advisors contractually agreed to limit through [ ] the annual operating expenses of each class of shares of the Fund in excess of certain limits as reflected in the table below. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any.]

The Portfolio Managers also have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts as of [            ]is set forth below.

Other Accounts Managed and Assets by Account Type as of [         ]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jim Madden	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anthony Tursich	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Number of Accounts and Assets for which Advisory Fee is Performance Based as of October 31, 2020

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jim Madden	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anthony Tursich	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

The Portfolio Managers may invest for their own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Portfolio Managers or members of their family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

The Fund’s Portfolio Managers are responsible for managing both the Fund and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between the Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Fund in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to Calamos Advisors’ Chief Compliance Officer on a monthly basis. Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case the Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Portfolio Managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for the Portfolio Manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Portfolio Managers from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of October 31, 2020, John P. Calamos, Sr., our Global CIO, aside from distributions arising from his ownership from various entities, receives all of his compensation from Calamos Advisors. He has entered into an employment agreement that provides for compensation in the form of an annual base salary and an annual bonus, both components payable in cash. Similarly, Mr. Calamos is eligible for a Long-Term Incentive (“LTI”). The LTI program at Calamos Advisors currently consists of deferred bonus payments, which fluctuate in value over time based upon either: (1) the performance of certain managed investment products for investment professionals (“Mutual Fund Incentive Awards”); or (2) the overall value of the firm for non-investment professionals (“Company Incentive Awards”).

As of [ ], Messrs. Madden and Tursich receive all of their compensation from Calamos Advisors. They receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and are eligible for discretionary Mutual Fund Incentive Awards.

The amounts paid to the Portfolio Managers, together with the criteria utilized to determine such amounts, are benchmarked against industry specific data provided by third party analytical agencies. This compensation structure considers annually the performance of the various strategies managed by the Portfolio Managers, among other factors, including, without limitation, the overall performance of the firm.

The Fund had not yet publicly offered any shares for sale prior to the date of this SAI. Accordingly, Messrs. Madden and Tursich do not own any shares of the Fund as of the date of this SAI.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares and Class C shares of the Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares or Class R6 shares. For purchases of Class C shares of the Fund, the distribution fee will be paid to the applicable financial intermediary beginning the 13th month after purchase. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Fund and for other purposes.

The sales charges on sales of Class A shares of the Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE	% OF OFFERING PRICE RETAINED BY SELLING DEALER
Less than $50,000	4.99%	4.75%	4.00%
$50,000 but less than $100,000	4.44	4.25	3.50
$100,000 but less than $250,000	3.63	3.5	2.75
$250,000 but less than $500,000	2.56	2.50	2.00
$500,000 but less than $1,000,000	2.04	2.00	1.60
$1,000,000 or more*	None	None	None

* On an investment of $1,000,000 to $4 million, CFS from its own resources pays the selling dealer a commission of 1.00% of the amount of the investment, 0.50% on investments between $4 million and $25 million, and 0.25% on investments greater than $25 million. On an investment of $1,000,000 or more without a sales charge, you may pay a contingent deferred sales charge of 1.00% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

The Trust’s board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable a Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Fund’s size would be in the shareholders’ best interests because increased size would allow the Fund to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of a Fund that is closed to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Fund’s distributor, in promoting the continuous sale of the Fund’s shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders.

The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of the Fund. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Fund and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.

The Plan may not be amended as to any class of shares of any Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.

DISTRIBUTOR

The Fund receives the entire net asset value of all of its shares sold. CFS, the Fund’s principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the table above. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

CFS has the exclusive right to distribute shares of the Fund through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.

In connection with the exchange privilege (described in the prospectus under “How can I buy shares? — By exchange”), CFS acts as a service organization for the Fidelity Investments Money Market Treasury Portfolio (the “Fidelity Fund”). CFS receives compensation from the Fidelity Fund, through the Fidelity Fund’s 12b-1 Plan, for distribution services provided to the Fidelity Fund.

OTHER COMPENSATION TO INTERMEDIARIES

CAL, CFS and their affiliates are currently subject to supplemental compensation payment requests by certain securities broker- dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. In their discretion, CAL, CFS or their affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or the Fund, as they are paid from the legitimate profits from these entities in what is generally referred to as “revenue sharing.”

Revenue sharing payments are generally a percentage of the account’s average annual net assets. CAL and CFS may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives, to provide marketing support and other specified services. To the extent that the Fund does not pay for these costs directly, CAL and CFS may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for services such as setting up the Fund on a intermediary’s mutual fund trading system.

Service costs for sub-transfer agency fees attributable to Class A, Class C and Class I shares are borne solely by those share classes and are allocated pro-rata based upon assets of all Class A, Class C and Class I shares in the aggregate, without regard to fund or class. No sub-transfer agency or client account support payments will be made with respect to Class R6 shares.

In addition, CFS and/or CAL may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. CFS and/or CAL may make payments to participate in intermediary marketing support programs which may provide CFS and/or CAL, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

These payments may provide Intermediaries with an incentive to favor shares of the Fund over sales of shares of other mutual funds or non-mutual fund investments. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Fund may utilize an Intermediary that offers and sells shares of the Fund to execute portfolio transactions for the Fund. The Fund, Calamos Advisors and CFS do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.

Portfolio transactions on behalf of the Fund effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the OTC markets, but the price the Fund pays usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker- dealer and the quality of service rendered by the broker-dealer in other transactions.

In allocating the Fund’s portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker- dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Fund, to the extent permitted by law, through broker-dealers affiliated with the Fund, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Fund.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

SHARE CLASSES AND PRICING OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.

36

SALES CHARGE WAIVER

In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of the Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of Class A shares redeemed from the Fund within the previous 60 days may be reinvested in Class A shares of the Fund at NAV without a sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge (“CDSC”) is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 1.00%, the Class C CDSC would be $20.

The CDSC for Class A9 and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account (“IRA”) systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Section 72(t)(2)(iv) of the Internal Revenue Code of 1986, as amended (the “Code”) prior to age 59 1/2 (with the maximum annual rate subject to this waiver being 10% of the NAV of the account), and (d) for redemptions to satisfy required minimum distributions after age 72 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Calamos IRA accounts).

LETTER OF INTENT

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a Letter of Intent (“LOI”). Under an LOI, you may purchase additional Class A shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. In addition, the market value of any current holdings in the Calamos Funds (as described and calculated under “Rights of Accumulation” as further noted in the Fund’s prospectus) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the LOI, but the reduced LOI sales charge rate will only apply to purchases made on or after the commencement date of the LOI. The 13-month LOI period commences with your first purchase of shares at the reduced LOI sales charge rate, and this first purchase also acknowledges acceptance of the terms of the LOI. The initial investment must meet the minimum initial purchase requirements. Purchases resulting from the reinvestment of dividends and/or capital gains do not apply towards the fulfillment of the LOI. In all instances, it is the investor’s responsibility to notify the Funds, the Funds’ transfer agent and/or their financial advisor of any current holdings in the Calamos Funds that should be counted towards the sales charge reduction (and provide account statements, as needed, for verification purposes) and any subsequent purchases that should be counted towards fulfillment of the LOI. During the term of the LOI, shares representing up to 5% of the indicated LOI amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated LOI amount is not purchased during the term of the LOI, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchases if the total of such purchases had been made at a single time, and CFS reserves the right to redeem escrowed shares from your account if necessary to satisfy this obligation. Any remaining escrowed shares will be released to you. An LOI does not obligate you to buy, or a Fund to sell, the indicated amount of shares. Before submitting and/or signing an LOI, please carefully read and review the LOI provisions found in both the prospectus and this statement of additional information.

If purchasing shares through a financial intermediary, please also see the “Reduced sales charges available through certain financial intermediaries” section in the Fund’s prospectus for more information.

PURCHASES OF CLASS I AND R6 SHARES

Class I and R6 shares are sold at net asset value and are not subject to an initial sales charge or to a contingent deferred sales charge. Please refer to the prospectus for more information.

9 The above waivers apply to Class A shares originally purchased at net asset value pursuant to the $[ ] purchase order privilege for [ ] years after the time of purchase.

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REDEMPTION IN KIND

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

PURCHASE IN KIND

You may, under certain circumstances, purchase shares of the Fund with other securities that you presently own (an “in-kind purchase”). Any in-kind purchase would be subject to approval by the Trust, and would be subject to the Trust’s in-kind purchase procedures then in effect. These procedures presently require any consideration used in an in-kind purchase to be comprised of (a) securities that are held in the Fund’s portfolio, or (b) securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s investment objectives and restrictions), have been approved for investment by the Fund’s portfolio manager and have readily available market quotations. Should the Trust approve your purchase of the Fund’s shares with securities, the Trust would follow its in-kind purchase procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate value of the securities tendered. Such in-kind purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

CERTAIN REDEMPTIONS AND REINVESTMENTS

Calamos Advisors and its affiliates have investments in the Fund. From time to time, Calamos Advisors or an affiliate may, for tax purposes, redeem a portion of its Fund holdings, reinvesting in shares of the same Fund shortly thereafter. These transactions are subject to the Fund’s excessive trading policies and procedures and will only be consummated if they are determined not to be disruptive to the management of the Fund under those procedures.

NET ASSET VALUE

The Fund’s share price, or NAV, is determined as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated in accordance with Rule 22c-1 of the 1940 Act by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Fund may invest in securities that are primarily listed on foreign exchanges and trade on days when the Fund does not price their shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to the Fund’s transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

VALUATION PROCEDURES

The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Securities for which market quotations are readily available will be valued using the market value of those securities. Securities for which market quotations are not readily available will be fair valued in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. The method by which a security may be fair valued will depend on the type of security and the circumstances under which the security is being fair valued.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the OTC market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

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When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each OTC option that is not traded through the OCC is valued either by an independent pricing agent or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed-income securities and certain convertible preferred securities are generally traded in the OTC market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or OTC prices.

Trading on European and Asian exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees. The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Fund and its shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, financial institutions, tax exempt organizations, broker-dealers, persons investing through tax-qualified plans or other tax-advantaged arrangements) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the prospectus is not intended as a substitute for careful tax planning.

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The Fund has elected to be treated as a regulated investment company under the Code and intends each year to qualify and be eligible to be treated as such. To qualify as a regulated investment company, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in certain “qualified publicly traded partnerships” (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or one or more “qualified publicly traded partnerships” (“Diversification Test”); and (c) distribute with respect to each taxable year at least the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt income, net of expenses allocable thereto.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from an equity investment in a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is one in which the interests are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). MLPs, if any, in which the Fund invests generally will qualify as qualified publicly traded partnerships. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

A regulated investment company generally must look through any of 20% or more voting interest it owns in a corporation, including another regulated investment company, to the underlying assets thereof for purposes of the Diversification Test; special rules potentially provide limited relief from the application of this rule apply where a regulated investment company owns such an interest in an underlying regulated investment company.

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment for any taxable year, the Fund would be subject to tax on its taxable income at corporate income tax rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The remainder of this discussion assumes that the Fund will qualify as a regulated investment company.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) properly reported by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be treated as paid to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

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DISTRIBUTIONS

Dividends and distributions from the Fund, whether received in shares or cash, generally are taxable to shareholders and must be reported on each shareholder’s federal income tax return. Dividends paid out of the Fund’s investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income.

A portion of the dividends paid by the Fund may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code or the reduced rates of taxation under Section 1(h)(11) of the Code that apply to “qualified dividend income” received by noncorporate shareholders, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions of net capital gains — that is, the excess, if any, of net long-term gain over net short-term loss — properly reported by the Fund as capital gain dividends, generally are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund’s shares, and are not eligible for the dividends received deduction. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to shareholders as ordinary income.

Any distributions in excess of the Fund’s current and accumulated earnings and profits will be characterized as a return of capital to shareholders to the extent of their basis in their Fund shares and, thereafter, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Distributions are taxable to shareholders as described herein even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus effectively were included in the price the shareholder paid). The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so. Subject to future regulatory guidance to the contrary, a distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly.

SALES OF SHARES

Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short- term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition of Fund shares will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares.

Depending on certain factors relating to the Fund’s ownership in an underlying fund both before and after a redemption, the Fund’s redemption of shares of such underlying fund may cause the Fund to be treated not as realizing capital gain or loss in the amount by which the redemption proceeds exceed the Fund’s tax basis in the shares of the underlying fund, but instead to be treated as receiving a taxable dividend in the full amount of the redemption proceeds. Dividend treatment of a redemption by the Fund would affect the amount and character of income required to be distributed by both the Fund and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as a “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund that invests in underlying funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

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MEDICARE TAX ON CERTAIN INVESTMENT INCOME

Certain noncorporate taxpayers are subject to an additional tax of 3.8% with respect to the lesser of (1) their “net investment income” or (2) the excess of their “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). For this purpose, “net investment income” includes interest, dividends (including dividends paid with respect to shares), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain.

OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS OR DERIVATIVES

The Fund may purchase and sell put and call options. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain options, futures contracts, forward contracts, foreign currency positions and swap agreements used by the Funs may be governed by Section 1256 of the Code (“Section 1256 contracts”). Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may trigger the straddle rules contained primarily in Section 1092 of the Code. In some cases, the straddle rules also could apply in connection with swap agreements. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. The straddle rules and the rules governing qualified covered calls may affect the character of gains (or losses) realized by the Fund by causing gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

In addition, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules), which could affect the amount, timing and/or character of distributions to shareholders. The qualifying income and diversification requirements applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.

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Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area.

An adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

SHORT SALES

The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains (and to a limited extent losses) are treated as though they were realized on the last day of the Fund’s taxable year and reported as ordinary income or loss. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares. Dividends paid by PFICs are not eligible to be treated as “qualified dividend income.”

FOREIGN CURRENCY TRANSACTIONS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, and affect the timing as well as character of distributions.

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FOREIGN TAXATION

Income, gains and proceeds received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Fund intends to minimize foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass- through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.

CONSTRUCTIVE SALES

Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including, but not limited to, short sales) in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

INVESTMENTS IN MASTER LIMITED PARTNERSHIPS

The Fund’s ability to make direct and indirect investments in MLPs and certain non-U.S. entities is limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized. Among other limitations, the Fund is permitted to have no more than 25% of the value of its total assets invested in qualified publicly traded partnerships, including MLPs.

INVESTMENTS IN OTHER REGULATED INVESTMENT COMPANIES

The Fund’s investments in shares of another mutual fund, ETF or another company that qualifies as a regulated investment company (each, an “investment company”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company.

A fund that invests in shares of other investment companies will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. The Fund’s investments in underlying funds could therefore affect the amount, timing and character of distributions to shareholders.

BACKUP WITHHOLDING

The Fund may be required to withhold on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

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NON-U.S. SHAREHOLDERS

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”), are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person is eligible for the benefits of a tax treaty and has a permanent establishment in the United States, income effectively connected with the conduct by the beneficial holder of a trade or business in the United States and attributable to such permanent establishment will be subject to U.S. federal income taxation on a net basis at regular income tax rates.

Distributions by the Fund to foreign persons properly reported by the Fund as capital gain dividends, interest- related dividends and short-term capital gain dividends generally will not be subject to withholding of U.S. federal income tax. In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for capital gain dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is (or is treated as) effectively connected with the conduct by the foreign person of a trade or business within the United States, including distributions subject to special rules regarding the disposition of U.S. real property interests. The exception to withholding for interest-related dividends does not apply to distributions to a foreign person (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation. If the Fund invests in a RIC that pays capital gain dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by the Fund to foreign persons other than capital gain dividends, interest-related dividends and short-term capital gain dividends (e.g. distributions derived from any dividends on corporate stock, ordinary income other than U.S. source interest, foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs) would generally be subject to withholding at a rate of 30% (or lower applicable treaty rate). There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”), generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. The Fund may be required to withhold 30% of the ordinary dividends it pays to shareholders that fail to meet the prescribed information reporting or certification requirements. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends the Fund pays. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

Income Tax on Sale of the Fund’s Shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

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OTHER TAXATION

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). The Fund will provide information annually to shareholders indicating the amount and percentage of the Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

COST BASIS REPORTING

The Fund (or its administrative agent) is required to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the average cost method as a default cost basis method for the Fund’s direct shareholders. Shareholders who purchase Fund shares through a broker or other intermediary should contact that broker or intermediary regarding the applicable default method, or other electable method, as these methods may vary. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirement applies to them.

GENERAL CONSIDERATIONS

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the date of this SAI, the Fund has not yet commenced operations, as a result no person owns shares of the Fund.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117-9130, is the custodian for the assets of the Fund. The custodian is responsible for holding all cash and securities of the Fund, directly or through a book entry system, delivering and receiving payment for securities sold by the Fund, receiving and paying for securities purchased by the Fund, collecting income from investments of the Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Fund, payment of dividends or payment of expenses of the Fund.

U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for the Fund.

Securities Lending

The Board has approved the Fund’s participation in a securities lending program. Under the securities lending program, the Fund has retained its custodian, State Street, to serve as the Fund’s securities lending agent. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The board of trustees periodically reviews information on the Fund’s securities lending program.

Lending portfolio securities enables the Fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the Fund’s portfolio securities must deposit acceptable collateral with the Fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities, U.S. mortgage backed securities, U.K. government securities, Eurozone government securities and irrevocable letters of credit that meet certain guidelines. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned.

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The Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Adviser and the Board of Trustees. The cash collateral investments are not guaranteed, and may lose money. The Fund retains authority to terminate any of its loans at any time. The Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

In the event of bankruptcy or other default of the borrower, the Fund may be unable to recover the loaned securities or could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The net securities lending revenue is shared by the lending agent and the Fund. The securities lending revenue “split” between the Fund and the lending agent was determined based on the Adviser’s review of competitive industry information. The Adviser and the Board will periodically review the “split” between the lending agent and the Fund.

Since the Fund has not yet commenced operations, the Fund has not paid fees and/or compensation in connection with its securities lending arrangements.

FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

The Fund has an agreement with Ernst & Young LLP (“EY”) located at 155 N. Wacker Drive, Chicago, IL 60606 to provide certain tax services. The tax services include the following: calculating, tracking and reporting tax adjustments on all assets of the Fund, including but not limited to contingent debt and preferred trust obligations; preparing excise tax and fiscal year distribution schedules; preparing tax information required for financial statement footnotes; preparing state and federal income tax returns; preparing year-end dividend disclosure information; providing treaty-based foreign withholding tax reclaim services; providing certain global compliance and reporting services; providing a match service and analysis of the “passive foreign investment company status of foreign corporate entities; and providing services related to corporate actions that may or may not have a tax impact on the Fund’s holdings.

Under the arrangements with State Street located at One Iron Street, Boston, MA 02111 to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Fund. The Fund has also entered into an agreement with State Street pursuant to which State Street provides certain administration treasury services to the Fund. These services include: monitoring the calculation of expense accrual amounts for the Fund and making any necessary modifications; managing the Fund’s expenses and expense payment processing; coordinating any expense reimbursement calculations and payment; calculating net investment income dividends and capital gain distributions; coordinating the audits for the Fund; preparing financial reporting statements for the Fund; preparing certain regulatory filings; and calculating asset coverage tests for certain Calamos Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[      ], an independent registered public accounting firm, is the Trust’s independent auditor and is located at [      ]. [      ] audits and reports on the Fund’s annual financial statements and performs audit, audit-related and other services when approved by the Trust’s audit committee.

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GENERAL INFORMATION

SHAREHOLDER INFORMATION

The Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has 18 series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

The Fund’s shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Fund that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

Each share has one vote and fractional shares have fractional votes. Shareholders of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

FINANCIAL STATEMENTS

Because the Fund has not yet commenced operation, financial statements are not yet available for the Fund.

APPENDIX — DESCRIPTION OF RATINGS1

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).

MOODY’S GLOBAL SHORT-TERM RATING SCALE

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

MOODY’S GLOBAL LONG-TERM RATING SCALE

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of creditrisk.

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Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

1	The ratings indicated herein are believed to be the most recent ratings available at the date of this prospectus for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the rating indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund’s fiscal year-end.

S&P SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.

The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

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S&P LONG-TERM ISSUE CREDIT RATINGS*

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	The likelihood of payment – the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•	The nature and provisions of the financial obligation, and the promise we impute; and

•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — An obligation rated ‘D’ is in payment default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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* Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

NR indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings

S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

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PART C. OTHER INFORMATION

ITEM 28.	EXHIBITS.

(a)(1)	Fourth Amended and Restated Agreement and Declaration of Trust, dated May 15, 2012 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(a)(2)	Amendment No. 1 to Fourth Amended and Restated Agreement and Declaration of Trust, dated February 26, 2013 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(a)(3)	Amendment No. 2 to Fourth Amended and Restated Agreement and Declaration of Trust, dated May 24, 2013 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(a)(4)	Amendment No. 3 to Fourth Amended and Restated Agreement and Declaration of Trust, dated July 19, 2013 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(a)(5)	Amendment No. 4 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 6, 2013 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(a)(6)	Amendment No. 5 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 14, 2014 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2014).

(a)(7)	Amendment No. 6 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 4, 2014 (incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(a)(8)	Amendment No. 7 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 9, 2015 (incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(a)(9)	Amendment No. 8 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated October 27, 2016 (incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2017).

(a)(10)	Amendment No. 9 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 7, 2017 (incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2017).

(a)(11)	Amendment No. 10 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated June 23, 2017 (incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 110 to Registrant’s Registration Statement on Form N-1A, filed on July 10, 2017).

(a)(12)	Amendment No. 11 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated December 13, 2017 (incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2018).

(a)(13)	Amendment No. 12 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated May 15, 2018 (incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A, filed on June 15, 2018).

(a)(14)	Amendment No. 13 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated June 29, 2018 (incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A, filed on July 18, 2018).

(a)(15)	Amendment No. 14 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated January 25, 2019 (incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 121 to Registrant’s Registration Statement on Form N-1A, filed on January 28, 2019).

(a)(16)	Amendment No. 15 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 24, 2019 (incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 125 to Registrant’s Registration Statement on Form N-1A, filed on April 29, 2019).

(a)(17)	Amendment No. 16 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 19, 2020 (incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2020).

(a)(18)	Amendment No. 17 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 20, 2020 (incorporated by reference to Exhibit (a)(18) to Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A, filed on April 24, 2020).

(a)(19)	Amendment No. 18 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated March 26, 2021 (incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment No. 137 to Registrant's Registration Statement on Form N-1A, filed on April 26, 2021).

(b)	Bylaws, as amended through September 22, 2015 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015).

(c)	See Articles IV and V of Exhibit (a), above.

(d)(1)	Management Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(2)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(3)	Letter Agreement with Calamos Advisors LLC, dated March 7, 2008 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(4)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Opportunistic Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

(d)(5)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(6)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d) (6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(d)(7)	Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(d)(8)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(9)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(10)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(11)	Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008 (incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(12)	Notification to Calamos Advisors LLC, regarding Establishment of Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(d)(13)	Notification to Calamos Advisors LLC, regarding Establishment of Global Convertible Fund and Hedged Equity Income Fund (incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(d)(14)	Notification to Calamos Advisors LLC, regarding Establishment of Phineus Long/Short Fund (incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(d)(15)	Notification to Calamos Advisors LLC, regarding Establishment of Short-Term Bond Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(d)(16)	Notification to Calamos Advisors LLC, regarding Establishment of Timpani Small Cap Growth Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(d)(17)	Notification to Calamos Advisors LLC, regarding Establishment of Timpani SMID Growth Fund (incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(d)(18)	Letter Agreement with Calamos Advisors LLC, dated December 19, 2013 (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(d)(19)	Letter Agreement with Calamos Advisors LLC, dated March 26, 2010 (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(d)(20)	Letter Agreement with Calamos Advisors LLC, dated December 15, 2015 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(d)(21)	Letter Agreement with Calamos Advisors LLC, dated June 21, 2017 (incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 110 to Registrant’s Registration Statement on Form N-1A, filed on July 10, 2017).

(d)(22)	Letter Agreement with Calamos Advisors LLC, dated June 29, 2018 (incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(d)(23)	Letter Agreement with Calamos Advisors LLC, dated March 12, 2019 (incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(d)(24)	Letter Agreement with Calamos Advisors LLC, dated July 9, 2019 (incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(d)(25)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(26)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(27)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(28)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(29)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(30)	Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(31)	Organizational Expenses Agreement, dated June 21, 2013, relating to Dividend Growth Fund (incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(d)(32)	Organizational Expenses Agreement, dated December 19, 2013, relating to Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(d)(33)	Organizational Expenses Agreement, dated December 18, 2014, relating to Global Convertible and Hedged Equity Income Fund (incorporated by reference to Exhibit (d)(31) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(d)(34)	Organizational Expenses Agreement, dated December 15, 2015, relating to Phineus Long/Short Fund (incorporated by reference to Exhibit (d)(34) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(d)(35)	Organizational Expenses Agreement, dated June 29, 2018, relating to Short-Term Bond Fund (incorporated by reference to Exhibit (d)(34) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(d)(36)	Organizational Expenses Agreement, dated July 9, 2019, relating to Timpani SMID Growth Fund (incorporated by refence to Exhibit (d)(36) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(e)(1)	Sixteenth Amended and Restated Distribution Agreement with Calamos Financial Services LLC (incorporated by refence to Exhibit (d)(36) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(e)(2)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(f)	None.

(g)(1)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(g)(2)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(g)(3)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(g)(4)	Notification of Additional Funds, dated July 26, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(g)(5)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(g)(6)	Notification of Additional Funds, dated December 18, 2014, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(g)(7)	Notification of Additional Fund, dated January 21, 2016, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(g)(8)	Notification of Additional Fund, dated June 29, 2018, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(g)(9)	Notification of Additional Fund, dated March 12, 2019, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(9) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(g)(10)	Notification of Additional Fund, dated July 9, 2019, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(10) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(h)(1)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(2)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(3)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(4)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(5)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(6)	Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(7)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(8)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(h)(9)	Notification of Additional Funds, dated June 21, 2013, pursuant to Master Services Agreement dated March 15, 2004 (incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(10)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(h)(11)	Notification of Additional Funds, dated December 18, 2014, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(h)(12)	Notification of Additional Fund, dated January 21, 2016, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(h)(13)	Notification of Additional Fund, dated June 29, 2018, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(h)(14)	Notification of Additional Fund, dated March 12, 2019, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(h)(15)	Notification of Additional Fund, dated July 9, 2019, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(h)(16)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(17)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(18)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(19)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(20)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(21)	Letter Agreement, dated September 16, 2009, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(22)	Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2017).

(h)(23)	Amendment, dated July 5, 2017, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A, filed on February 23, 2018).

(h)(24)	Amendment, dated June 29, 2018, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(h)(25)	Amendment, dated March 12, 2019, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2019).

(h)(26)	Amendment, dated July 9, 2019, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(h)(27)	Amendment, dated June 30, 2021, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017 (filed herewith).

(h)(28)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(29)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(30)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(31)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(32)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(33)	Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(34)	Amendment, dated September 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(35)	Amendment, dated December 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(36)	Amendment, dated March 15, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(37)	Amendment, dated June 21, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(38)	Amendment, dated December 19, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(h)(39)	Amendment, dated December 18, 2014, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(h)(40)	Amendment, dated March 21, 2016, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(h)(41)	Amendment, dated July 9, 2019, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(h)(42)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(h)(43)	Administration Agreement, effective November 1, 2018, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A, filed on February 22, 2019).

(h)(44)	Notification of Additional Fund, dated March 12, 2019, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(h)(45)	Notification of Additional Fund, dated July 9, 2019, pursuant to Administration Agreement, effective November 1, 2018 (incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(h)(46)	Services Agreement, effective November 1, 2018, with Ernst & Young LLP (incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A, filed on February 22, 2019).

(h)(47)	Expense Limitation Agreement, dated April 1, 2021 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 137 to Registrant's Registration Statement on Form N-1A, filed on April 26, 2021).

(i)	Opinion and Consent of Ropes & Gray LLP (to be filed by subsequent amendment).

(j)	Consent of Independent Registered Public Accounting Firm (to be filed by subsequent amendment).

(k)	None.

(l)(1)	Subscription Agreement — Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed June 24, 1996).

(l)(2)	Subscription Agreement — Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(3)	Subscription Agreement — Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4)	Subscription Agreement — Calamos Convertible Technology Fund (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(5)	Subscription Agreement — Calamos Opportunistic Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(6)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Investments LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(7)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Family Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(8)	Subscription Agreement — Calamos Global Equity Fund, dated as of March 1, 2007, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(l)(9)	Subscription Agreement — Calamos 130/30 Equity Fund, dated as of June 20, 2008, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(l)(10)	Subscription Agreement --- Calamos New World Growth Fund, dated as of August 15, 2008, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(11) to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2011).

(m)	Eighteenth Amended and Restated Distribution Plan (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2019).

(n)	Amended and Restated Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A, filed on February 22, 2019).

(o)	[Item Omitted].

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated June 30, 2021 (filed herewith).

(q)(1)(a)	Powers of Attorney (incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015).

(q)(1)(b)	Power of Attorney (incorporated by reference to Exhibit (q)(1)(b) to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018).

(q)(1)(c)	Powers of Attorney (incorporated by reference to Exhibit (q)(1)(c) to Post-Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2020).

(q)(2)	Audited financial statements for the fiscal year ending December 31, 2014 for Phineus Voyager, L.P. (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on April 1, 2016).

(q)(3)	Unaudited Schedule of Investments for the fiscal year ending December 31, 2014 for Phineus Voyager, L.P. (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on April 1, 2016).

(q)(4)	Unaudited financial statements for the fiscal period ending June 30, 2015 for Phineus Voyager, L.P. (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on April 1, 2016).

(q)(5)	Unaudited Schedule of Investments for the fiscal period ending June 30, 2015 for Phineus Voyager, L.P. (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on April 1, 2016).

(q)(6)	Audited financial statements for the fiscal year ending December 31, 2015 for Phineus Voyager, L.P. (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on April 1, 2016).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

The information in the prospectus, under the caption “Who Manages the Fund?” and in the Statement of Additional Information under the captions “Management” and “Control Persons and Principal Shareholders” is incorporated herein by reference.

ITEM 30.	INDEMNIFICATION.

Article VI of the Fourth Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISER.

The information in the Statement of Additional Information under the captions “Management” and “Investment Advisory Services” is incorporated by reference.

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the Calamos Investment Trust and Calamos Advisors Trust.

(b)	Information on the officers of CFS is set forth below. CFS has no directors. The principal business address for all named individuals is 2020 Calamos Court, Naperville, Illinois 60563.

Name	Position with Underwriter	Position with Registrant
John S. Koudounis	President and Chief Executive Officer	Vice President
Michael L. Gallagher	Principal Executive Officer	None
Robert F. Behan	Executive Vice President, Chief Distribution Officer	Vice President
Daniel Dufresne	Executive Vice President, Chief Operating Officer	Vice President
Christian A. Helmetag	Principal Financial Officer and Principal Operations Officer	None
J. Christopher Jackson	General Counsel and Secretary	Vice President and Secretary
Jacqueline E. Sinker	Chief Compliance Officer	None

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts, 02111, or at the offices of the transfer agent, U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

ITEM 34.	MANAGEMENT SERVICES.

None.

ITEM 35.	UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 30th day of September, 2021.

CALAMOS INVESTMENT TRUST
By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 139 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive	September 30, 2021
John P. Calamos, Sr.	officer)

/s/ John E. Neal*	Trustee	September 30, 2021
John E. Neal

/s/ William Rybak*	Trustee	September 30, 2021
William Rybak

/s/ Virginia G. Breen*	Trustee	September 30, 2021
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	September 30, 2021
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	September 30, 2021
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	September 30, 2021
Christopher M. Toub

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	September 30, 2021
Thomas E. Herman

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015; Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2018; and Post-Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2020.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
September 30, 2021

CALAMOS INVESTMENT TRUST

EXHIBIT INDEX

Index No.	Description of Exhibit

(h)(27)	Amendment, dated June 30, 2021, to Amended and Restated Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2017

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated June 30, 2021